As filed with the Securities and Exchange Commission on June 15, 2007
                       1933 Act Registration No. 2-11357
                      1940 Act Registration No. 811-00582

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]
      Pre-Effective Amendment No.  [  ]    [  ]
      Post-Effective Amendment No. [126]   [ X ]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]
      Amendment No.                [81]    [ X ]

                        (Check appropriate box or boxes)


                         NEUBERGER BERMAN EQUITY FUNDS
                         -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

      Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                         Neuberger Berman Equity Funds
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180

                            Arthur C. Delibert, Esq.
                  Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C.  20006-1600
                  (Names and Addresses of agents for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
__ on _________________ pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on _________________ pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
X  on September 1, 2007 pursuant to paragraph (a)(2)
-

Title of Securities being registered: Advisor Class, Institutional Class and Trust Class Shares of Neuberger Berman Global Real Estate Fund.

                         NEUBERGER BERMAN EQUITY FUNDS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 126 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 126 on Form N-1A

Part A -  Advisor Class Prospectus
          Trust Class Prospectus
          Institutional Class Prospectus

Part B -  Statement of Additional Information

Part C -  Other Information

Signature Pages

Exhibits


















This filing is intended to affect the Registration Statement only with respect to the series designated Neuberger Berman Global Real Estate Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state the offer or sale is not permitted.



                              Subject to Completion
                   Preliminary Prospectus Dated June 15, 2007


                                     [LOGO]           NEUBERGER BERMAN
                                                      A LEHMAN BROTHERS COMPANY













NEUBERGER BERMAN
EQUITY FUNDS




                                                            ADVISOR CLASS SHARES

                                                         Global Real Estate Fund







PROSPECTUS [________], 2007


THESE SECURITIES, LIKE THE SECURITIES OF ALL MUTUAL FUNDS, HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEUBERGER BERMAN
CONTENTS

  EQUITY FUNDS
  Global Real Estate Fund .....................................................1

  YOUR INVESTMENT

  Maintaining Your Account......................................................

  Share Prices .................................................................

  Distributions and Taxes ......................................................

  Redemption Fee................................................................

  Market Timing Policy .........................................................

  Portfolio Holdings Policy ....................................................

  Fund Structure ...............................................................





THIS FUND:

o  is designed for investors with long-term goals and current income in mind
o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
o normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

NEUBERGER BERMAN
GLOBAL REAL ESTATE FUND

GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN THROUGH INVESTMENT IN SECURITIES OF REAL ESTATE COMPANIES LOCATED IN THE UNITED STATES AND OTHER COUNTRIES, EMPHASIZING BOTH CAPITAL APPRECIATION AND CURRENT INCOME.

To pursue this goal, the Fund normally invests at least 80% of its net assets in U.S. and non-U.S. equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

Under normal market conditions, the Fund will invest (at least 40%--unless market conditions are not deemed favorable by the Portfolio Managers, in which case the fund would invest at least 30%--of its total assets) in REITs and real estate companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company's current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company's growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers' outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. and non-U.S. equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

[ARROW GRAPHIC OMITTED]  SMALL- AND MID-CAP COMPANIES

REITS AND OTHER REAL ESTATE COMPANIES TEND TO BE SMALL- TO MID-CAP COMPANIES IN RELATION TO THE EQUITY MARKETS AS A WHOLE. SHARES OF REITS AND OTHER REAL ESTATE COMPANIES, THEREFORE, CAN BE MORE VOLATILE THAN, AND PERFORM DIFFERENTLY FROM, LARGE-CAP COMPANY STOCKS. SMALLER REAL ESTATE COMPANIES OFTEN HAVE NARROWER MARKETS AND MORE LIMITED MANAGERIAL AND FINANCIAL RESOURCES THAN LARGER COMPANIES. THERE MAY ALSO BE LESS TRADING IN A SMALL- OR MID-CAP COMPANY'S STOCK, WHICH MEANS THAT BUY AND SELL TRANSACTIONS IN THAT STOCK COULD HAVE A LARGER IMPACT ON THE STOCK'S PRICE THAN IS THE CASE WITH LARGE-CAP COMPANY stocks.

[ARROW GRAPHIC OMITTED]  REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITs ARE NOT TAXED ON INCOME AND GAINS THAT ARE DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE. REITS ARE GENERALLY CLASSIFIED AS EQUITY REITs, MORTGAGE REITs AND HYBRID REITs. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITs INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITs.

[ARROW GRAPHIC OMITTED]  FOREIGN REAL ESTATE SECURITIES

FOREIGN REAL ESTATE COMPANIES INCLUDE REITS AND REIT-LIKE ENTITIES. SOME COUNTRIES HAVE A REIT STRUCTURE VERY SIMILAR TO THE UNITED STATES. OTHER COUNTRIES HAVE REIT STRUCTURES THAT ARE DIFFERENT FROM THE UNITED STATES IN TERMS OF TAX REQUIREMENTS/BENEFITS OR SCOPE OF BUSINESS ACTIVITIES. IN ADDITION, THERE ARE OTHER COUNTRIES THAT HAVE NOT ADOPTED A REIT STRUCTURE IN ANY FORM, ALTHOUGH SOME OF THESE COUNTRIES ARE CONSIDERING ADOPTING A REIT STRUCTURE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the domestic and foreign stock and real estate markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income and gains under the federal tax law. Foreign real estate companies also may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact those entities.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the Fund emphasizes small- or mid-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, small-cap or mid-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o  fluctuate more widely in price than the market as a whole;
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns;
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies;
o   may not have as great an ability to raise additional capital;
o may have a less diversified product line, making them more susceptible to market pressure.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

[ARROW GRAPHIC OMITTED]  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

--------------------------------------------------------------------------------

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(% of amount redeemed or exchanged)

These are deducted directly your investment.
Redemption Fee*                                             1.00
Exchange Fee*                                               1.00
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from assets, so you pay them
indirectly.
Management fees**                                           1.20
Distribution fees                                           0.25
Other expenses***                                           1.46
Acquired Fund Fees and Expenses****                         0.01
-------------------------------------------------------------------------------
Total annual operating expenses                             2.92
-------------------------------------------------------------------------------
Minus: Expense reimbursement                                1.57
-------------------------------------------------------------------------------
Net expenses*****                                           1.35
-------------------------------------------------------------------------------
* These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See "Redemption Fee" for more information.
** "Management fees" includes investment management and administration fees.
*** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.
**** "Acquired Fund Fees and Expenses" are estimated based on the anticipated composition of the Fund's investments for the current fiscal year.
***** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Advisor Class of the Fund through 8/31/2010 so that the total annual operating expenses of that class are limited to 1.35% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Advisor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.35% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year                       3 Years
Expenses                   $137                         $428



INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. As investment manager, the Manager is responsible for overseeing the activities of Neuberger Berman, LLC. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $[126.9] billion in total assets (as of [12/31/2006]) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.80% of the Fund's average daily net assets for investment management services and 0.40% of its average daily net assets for administrative services provided to the Advisor Class of the Fund.

PORTFOLIO MANAGERS

STEVEN R. BROWN is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed the Fund's assets since inception. From 1997 to 2002 he was a co-portfolio manager of a comparable fund at an investment firm specializing in securities of REITs.

FRANK ONSTWEDDER, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. From 1994 to 2007, Mr. Onstwedder was vice president, analyst and fund manager of another investment manager. In 1994 he held a portfolio manager position at another investment manager.

BAS EESTERMANS, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. Previously Mr. Eestermans was vice president and analyst of the Robeco financials and real estate team. From 1994 to 1999 and from 2000 to 2007, Mr. Eestermans was vice president, analyst and fund manager of another investment manager. From 1999 to 2000 he held a portfolio manager position at another investment manager. Mr. Eestermans holds a degree in Econometrics from the University of Brabant.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

Neuberger Berman
Your Investment
--------------------------------------------------------------------------------
o      MAINTAINING YOUR ACCOUNT

To buy or sell Advisor Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving an investment from the Advisor Class of one Neuberger Berman fund to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

Every buy or sell order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received payment for the shares. Redemption orders are deemed "accepted" when the Fund's transfer agent has received the order to sell Fund shares. If you sell or exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you pre-selected on your SIP application for the systematic investments to occur. These policies apply to the investment providers who invest in the Fund. If you are buying shares through an investment provider, contact the investment provider for its policies.

Under certain circumstances, the Fund reserves the right to:

o    suspend the offering of shares
o    reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o    change, suspend, or revoke the exchange privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the New York Stock Exchange (the "Exchange") is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com

Proceeds from the sale of shares -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:


                               12 YOUR INVESTMENT

o    in unusual circumstances where the law allows additional time if needed

o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

[ARROW GRAPHIC OMITTED]       DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, THE FUND'S ADVISOR CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

[ARROW GRAPHIC OMITTED]       YOUR INVESTMENT PROVIDER

THE ADVISOR CLASS SHARES DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE ONLY THROUGH INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL ADVISOR CLASS SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[ARROW GRAPHIC OMITTED]       ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

Neuberger Berman Management Inc. and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Fund, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Fund to you. If you have purchased shares of the Fund through an investment provider, please speak with your investment provider to learn more about any payments it receives from Neuberger Berman Management Inc. and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of the Fund's shares. For more information, please see the Fund's Statement of Additional Information.

[ARROW GRAPHIC OMITTED]       INFORMATION REQUIRED FROM NEW ACCOUNTS


                               13 YOUR INVESTMENT

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

o       SHARE PRICES

Because Advisor Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less ("see Redemption Fee"). Remember that your investment provider may charge fees for its services.

The Fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ARROW GRAPHIC OMITTED]       SHARE PRICE CALCULATIONS

THE PRICE OF AN ADVISOR CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO ADVISOR CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF ADVISOR CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE

                               14 YOUR INVESTMENT

IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

o       DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund typically distributes any net investment income quarterly and any capital gain distributions once a year (in December).

Consult your investment provider about whether your income and capital gain distributions from the Fund will be reinvested in additional Advisor Class shares of the Fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. However, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing, and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends were paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[ARROW GRAPHIC OMITTED]       TAXES AND YOU


                               15 YOUR INVESTMENT

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[ARROW GRAPHIC OMITTED]       BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[ARROW GRAPHIC OMITTED]       BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


                               16 YOUR INVESTMENT

o       REDEMPTION FEE

If you sell your shares of the Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;

o    shares held in an account of certain retirement plans;

o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

o    shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories

o       MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders

                               17 YOUR INVESTMENT
who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

o       PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund is available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

o       FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Advisor Class shares of the Fund.


                               18 YOUR INVESTMENT

NEUBERGER BERMAN EQUITY FUNDS
ADVISOR CLASS SHARES

If you would like further details on the Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
o    Fund performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on the Fund, including:

o    various types of securities and practices, and their risks

o    investment limitations and additional policies

o    information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

[ARROW GRAPHIC OMITTED]       OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

NEUBERGER BERMAN LOGO
A LEHMAN BROTHERS COMPANY

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY  10158-0180

SHAREHOLDER SERVICES
800.877.9700

INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[________] SEC file number: 811-582

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state the offer or sale is not permitted.


                              Subject to Completion
                   Preliminary Prospectus Dated June 15, 2007


                                    [LOGO] NEUBERGER BERMAN
                                           A LEHMAN BROTHERS COMPANY






NEUBERGER BERMAN
EQUITY FUNDS



                                           TRUST CLASS SHARES

                                           Global Real Estate Fund







PROSPECTUS [________], 2007


THESE SECURITIES, LIKE THE SECURITIES OF ALL MUTUAL FUNDS, HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEUBERGER BERMAN
CONTENTS

      EQUITY FUNDS

      Global Real Estate Fund ...............................1



      YOUR INVESTMENT

      Share Prices ...........................................

      Privileges and Services ................................

      Distributions and Taxes ................................

      Maintaining Your Account ...............................

      Redemption Fee..........................................

      Market Timing Policy ...................................

      Portfolio Holdings Policy ..............................

      Fund Structure .........................................



THIS FUND:

o  is designed for investors with long-term goals and current income in mind
o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
o normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.[{COPYRIGHT} ]2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

NEUBERGER BERMAN
GLOBAL REAL ESTATE FUND

GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN THROUGH INVESTMENT IN SECURITIES OF REAL ESTATE COMPANIES LOCATED IN THE UNITED STATES AND OTHER COUNTRIES, EMPHASIZING BOTH CAPITAL APPRECIATION AND CURRENT INCOME.

To pursue this goal, the Fund normally invests at least 80% of its net assets in U.S. and non-U.S. equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

Under normal market conditions, the Fund will invest (at least 40%-unless market conditions are not deemed favorable by the Portfolio Managers, in which case the fund would invest at least 30%-of its total assets) in REITs and real estate companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company's current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company's growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers' outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. and non-U.S. equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

[ARROW GRAPHIC OMITTED] SMALL- AND MID-CAP COMPANIES

REITS AND OTHER REAL ESTATE COMPANIES TEND TO BE SMALL- TO MID-CAP COMPANIES IN RELATION TO THE EQUITY MARKETS AS A WHOLE. SHARES OF REITS AND OTHER REAL ESTATE COMPANIES, THEREFORE, CAN BE MORE VOLATILE THAN, AND PERFORM DIFFERENTLY FROM, LARGE-CAP COMPANY STOCKS. SMALLER REAL ESTATE COMPANIES OFTEN HAVE NARROWER MARKETS AND MORE LIMITED MANAGERIAL AND FINANCIAL RESOURCES THAN LARGER COMPANIES. THERE MAY ALSO BE LESS TRADING IN A SMALL- OR MID-CAP COMPANY'S STOCK, WHICH MEANS THAT BUY AND SELL TRANSACTIONS IN THAT STOCK COULD HAVE A LARGER IMPACT ON THE STOCK'S PRICE THAN IS THE CASE WITH LARGE-CAP COMPANY STOCKS.

[ARROW GRAPHIC OMITTED] REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME AND GAINS THAT ARE DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE. REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

[ARROW GRAPHIC OMITTED] FOREIGN REAL ESTATE SECURITIES

FOREIGN REAL ESTATE COMPANIES INCLUDE REITS AND REIT-LIKE ENTITIES. SOME COUNTRIES HAVE A REIT STRUCTURE VERY SIMILAR TO THE UNITED STATES. OTHER COUNTRIES HAVE REIT STRUCTURES THAT ARE DIFFERENT FROM THE UNITED STATES IN TERMS OF TAX REQUIREMENTS/BENEFITS OR SCOPE OF BUSINESS ACTIVITIES. IN ADDITION, THERE ARE OTHER COUNTRIES THAT HAVE NOT ADOPTED A REIT STRUCTURE IN ANY FORM, ALTHOUGH SOME OF THESE COUNTRIES ARE CONSIDERING ADOPTING A REIT STRUCTURE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the domestic and foreign stock and real estate markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income and gains under the federal tax law. Foreign real estate companies also may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact those entities.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks - sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the Fund emphasizes small- or mid-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, small-cap or mid-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o    fluctuate more widely in price than the market as a whole;
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns;
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o    may have a shorter history of operations than larger companies;
o    may not have as great an ability to raise additional capital;
o may have a less diversified product line, making them more susceptible to market pressure.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

[ARROW GRAPHIC OMITTED] OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

-----------------------------------------------------------------------

FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES
(% of amount redeemed or exchanged)

These are deducted directly from your investment.
Redemption Fee*                                                  1.00
Exchange Fee*                                                    1.00
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay them
indirectly.
Management fees**                                                1.20
Distribution (12b-1) fees                                        0.10
Other expenses***                                                1.46
Acquired Fund Fees and Expenses****                              0.01
-----------------------------------------------------------------------
Total annual operating expenses                                  2.77
-----------------------------------------------------------------------
Minus:  Expense reimbursement                                    1.52
-----------------------------------------------------------------------
Net expenses*****                                                1.25
-----------------------------------------------------------------------
* These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See "Redemption Fee" for more information.
** "Management fees" includes investment management and administration fees. *** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.
**** "Acquired Fund Fees and Expenses" are estimated based on the anticipated composition of the Fund's investments for the current fiscal year.
***** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund through 8/31/2010 so that the total annual operating expenses of that class are limited to 1.25% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Trust Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year        3 Years
Expenses         $127           $397

INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. As investment manager, the Manager is responsible for overseeing the activities of Neuberger Berman, LLC. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $[126.9] billion in total assets (as of [12/31/2006]) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.80% of the Fund's average daily net assets for investment management services and 0.40% of its average daily net assets for administrative services provided to the Trust Class of the Fund.

PORTFOLIO MANAGERS

STEVEN R. BROWN is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed the Fund's assets since inception. From 1997 to 2002 he was a co-portfolio manager of a comparable fund at an investment firm specializing in securities of REITs.

FRANK ONSTWEDDER, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. From 1994 to 2007, Mr. Onstwedder was vice president, analyst and fund manager of another investment manager. In 1994 he held a portfolio manager position at another investment manager.

BAS EESTERMANS, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. Previously Mr. Eestermans was vice president and analyst of the Robeco financials and real estate team. From 1994 to 1999 and from 2000 to 2007, Mr. Eestermans was vice president, analyst and fund manager of another investment manager. From 1999 to 2000 he held a portfolio manager position at another investment manager. Mr. Eestermans holds a degree in Econometrics from the University of Brabant.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

NEUBERGER BERMAN
YOUR INVESTMENT

Trust Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account").

SHARE PRICES

Because Trust Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less (see "Redemption Fee").

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ARROW GRAPHIC OMITTED] SHARE PRICE CALCULATIONS

THE PRICE OF A TRUST CLASS SHARE OF A FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO TRUST CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT

TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

PRIVILEGES AND SERVICES

If you purchase Trust Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount.

Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS - At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R) - Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

[ARROW GRAPHIC OMITTED] DOLLAR - COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund typically distributes any net investment income quarterly and any capital gain distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional Trust Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Trust Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED -Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. However, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing, and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends were paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED - When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[ARROW GRAPHIC OMITTED] TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[ARROW GRAPHIC OMITTED] BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US

THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[ARROW GRAPHIC OMITTED] BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL TRUST CLASS SHARES OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES - Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES - If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell. If you sell or exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee ("see Redemption Fee").

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move an investment from the Fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from the Fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. If you sell or exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

PLACING ORDERS BY TELEPHONE - Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES - The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days.

There are two cases in which proceeds may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Fund reserves the right to:

o  suspend the offering of shares
o  reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o  change, suspend, or revoke the exchange privilege
o  suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com

[ARROW GRAPHIC OMITTED] MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

[ARROW GRAPHIC OMITTED] INVESTMENT PROVIDERS

THE TRUST CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES").

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[ARROW GRAPHIC OMITTED] ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

[ARROW GRAPHIC OMITTED] DISTRIBUTION AND SHAREHOLDER SERVICING FEES

THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, THE TRUST CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.10% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

[ARROW GRAPHIC OMITTED] INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------------
METHOD                                     THINGS TO KNOW                                           INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK        Your first investment must be at least $1,000         Fill out the application and enclose your check

                          Additional investments can be as little as $100       If regular first-class mail, send to:

                          We cannot accept cash, money orders, starter checks,     Neuberger Berman Funds
                          cashier's checks, travelers checks, or other cash        Boston Service Center
                          equivalents                                              P.O. Box 8403
                                                                                   Boston, MA 02266-8403
                          You will be responsible for any losses or fees
                          resulting from a bad check; if necessary, we may      If express delivery, registered mail, or
                          sell other shares belonging to you in order to        certified mail, send to:
                          cover these losses
                                                                                   Neuberger Berman Funds
                          All checks must be made out to "Neuberger Berman         c/o State Street Bank and Trust Company
                          Funds"; we cannot accept checks made out to you or       30 Dan Road
                          other parties and signed over to us                      Canton, MA 02021
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY              All wires must be for at least $1,000                 Before wiring any money, call for an order
                                                                                confirmation:
                                                                                Retail Services: 800-877-9700
                                                                                Institutional Support Services: 800-366-6264

                                                                                Have your financial institution send your wire to
                                                                                State Street Bank and Trust Company

                                                                                Include your name, the Fund name, your account
                                                                                number and other information as requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM ANOTHER   All exchanges must be for at least $1,000             To place your order call:
FUND                                                                            Retail Services: 800-877-9700
                          Both accounts involved must be registered in the      Institutional Support Services: 800-366-6264
                          same name, address and tax ID number
                                                                                To place an order using FUNDfone(R), call 800-335-
                          An exchange order cannot be cancelled or changed      9366
                          once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE              We do not accept phone orders for a first investment  To notify us of your purchase call:
                                                                                Retail Services: 800-877-9700
                          Additional shares will be purchased when your order   Institutional Support Services: 800-366-6264
                          is accepted
                                                                                Immediately follow up with a wire or electronic
                          Not available on retirement accounts                  transfer
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC     All investments must be at least $100                 Call 800-877-9700 for instructions
INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------------
METHOD                                     THINGS TO KNOW                                           INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER       Unless you instruct us otherwise, we will mail your   Send us a letter requesting us to sell shares signed
                          proceeds by check to the address of record, payable   by all registered owners; include your name, account
                          to the registered owner(s)                            number, the Fund name, the dollar amount or number
                                                                                of shares you want to sell, and any other
                          If you have designated a bank account on your         instructions
                          application, you can request that we wire the
                          proceeds to this account; if the total balance of     If regular first-class mail, send to:
                          all of your Neuberger Berman fund accounts is less       Neuberger Berman Funds
                          than $200,000, you will be charged an $8.00 wire         Boston Service Center
                          fee                                                      P.O. Box 8403
                                                                                   Boston, MA 02266-8403
                          You can also request that we send the proceeds to
                          your designated bank account by electronic transfer   If express delivery, registered mail, or certified
                          (ACH) without a fee                                   mail, send to:
                                                                                   Neuberger Berman Funds
                          You may need a Medallion signature guarantee             c/o State Street Bank and Trust Company
                                                                                   30 Dan Road
                          Please also supply us with your e-mail address and       Canton, MA 02021
                          daytime telephone number when you write to us in the
                          event we need to reach you
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX          For amounts of up to $50,000                          Write a request to sell shares as described above

                          Not available if you have changed the address on the  Call 800-877-9700 to obtain the appropriate fax
                          account in the past 15 days                           number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER     All phone orders to sell shares must be for at least  To place your order call:
                          $1,000 unless you are closing out an account          Retail Services: 800-877-9700
                                                                                Institutional Support Services: 800-366-6264
                          Not available if you have declined the phone option
                          or are selling shares in certain retirement accounts  Give your name, account number, the Fund name, the
                          (The only exception is for those retirement           dollar amount or number of shares you want to sell,
                          shareholders who are at least 59 1/2 or older and     and any other instructions
                          have their birthdates on file)
                                                                                To place an order using FUNDfone(R), call 800-335-
                          Not available if you have changed the address on the  9366 account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO ANOTHER   All exchanges must be for at least $1,000             To place your order call:
FUND                                                                            Retail Services: 800-877-9700
                          Both accounts must be registered in the               Institutional Support Services: 800-
                          same name, address and tax ID number                  366-6264

                          An exchange order cannot be cancelled or              To place an order using
                          changed once it has been placed                       call 800-335-9366
------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC     For accounts with at least $5,000 worth of            Call 800-877-9700 for instructions
WITHDRAWALS               shares in them

                          Withdrawals must be at least $100
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION                The Fund charges a 1.00% redemption fee               See "Redemption Fee" or for more
FEE                       on shares redeemed or exchanged within                information call:
                          60 days or less of purchase                           Retail Services: 800-877-9700
                                                                                Institutional Support Services: 800-
                                                                                366-6264
------------------------------------------------------------------------------------------------------------------------------------

[ARROW GRAPHIC OMITTED] RETIREMENT PLANS

We offer investors a number of tax-advantaged plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they are not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

[ARROW GRAPHIC OMITTED] INTERNET CONNECTION

Investors with Internet access can enjoy many valuable and time-saving features by visiting us a www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that is most relevant to you.

As a Neuberger Berman funds shareholder who bought shares directly from Neuberger Berman Management, Inc., you can use the web site to access account information and even make secure transactions - 24 hours a day. You can also receive Fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverE{reg-trade-mark}. If you want further information, please call 800-877-9700.

REDEMPTION FEE

If you sell your shares of the Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;
o  shares held in an account of certain retirement plans;
o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
o  shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund is available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the Fund.

NEUBERGER BERMAN EQUITY FUNDS
TRUST CLASS SHARES

No load or sales charges

If you would like further details on the Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
o  Fund performance data and financial statements
o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on the Fund, including:

o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

o   OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-9303. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-551-8090 for information about the operation of the Public Reference Room.

[_______] SEC file number: 811-582

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE THE OFFER OR SALE IS NOT PERMITTED.



                             Subject to Completion
                   Preliminary Prospectus Dated June 15, 2007


                                     [LOGO]    NEUBERGER BERMAN
                                               A LEHMAN BROTHERS COMPANY












NEUBERGER BERMAN
EQUITY FUNDS




                                           INSTITUTIONAL CLASS SHARES

                                           Global Real Estate Fund







PROSPECTUS [           ], 2007


THESE SECURITIES, LIKE THE SECURITIES OF ALL MUTUAL FUNDS, HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEUBERGER BERMAN
CONTENTS

      EQUITY FUNDS

      Global Real Estate Fund ...............................1


      YOUR INVESTMENT

      Share Prices ...........................................

      Privileges and Services ................................

      Distributions and Taxes ................................

      Maintaining Your Account ...............................

      Redemption Fee..........................................

      Market Timing Policy ...................................

      Portfolio Holdings Policy ..............................

      Fund Structure .........................................



THIS FUND:

o  is designed for investors with long-term goals and current income in mind
o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
o normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.[{copyright}] 2007 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

NEUBERGER BERMAN
GLOBAL REAL ESTATE FUND

GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN THROUGH INVESTMENT IN SECURITIES OF REAL ESTATE COMPANIES LOCATED IN THE UNITED STATES AND OTHER COUNTRIES, EMPHASIZING BOTH CAPITAL APPRECIATION AND CURRENT INCOME.

To pursue this goal, the Fund normally invests at least 80% of its net assets in U.S. and non-U.S. equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

Under normal market conditions, the Fund will invest (at least 40%-unless market conditions are not deemed favorable by the Portfolio Managers, in which case the fund would invest at least 30%-of its total assets) in REITs and real estate companies organized or located outside the United States or doing a substantial amount of business outside the United States The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company's current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company's growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers' outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. and non-U.S. equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

[ARROW GRAPHIC OMITTED] SMALL- AND MID-CAP COMPANIES

REITS AND OTHER REAL ESTATE COMPANIES TEND TO BE SMALL- TO MID-CAP COMPANIES IN RELATION TO THE EQUITY MARKETS AS A WHOLE. SHARES OF REITS AND OTHER REAL ESTATE COMPANIES, THEREFORE, CAN BE MORE VOLATILE THAN, AND PERFORM DIFFERENTLY FROM, LARGE-CAP COMPANY STOCKS. SMALLER REAL ESTATE COMPANIES OFTEN HAVE NARROWER MARKETS AND MORE LIMITED MANAGERIAL AND FINANCIAL RESOURCES THAN LARGER COMPANIES. THERE MAY ALSO BE LESS TRADING IN A SMALL- OR MID-CAP COMPANY'S STOCK, WHICH MEANS THAT BUY AND SELL TRANSACTIONS IN THAT STOCK COULD HAVE A LARGER IMPACT ON THE STOCK'S PRICE THAN IS THE CASE WITH LARGE-CAP COMPANY STOCKS.

[ARROW GRAPHIC OMITTED]  REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME AND GAINS THAT ARE DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE. REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

[ARROW GRAPHIC OMITTED]  FOREIGN REAL ESTATE SECURITIES

FOREIGN REAL ESTATE COMPANIES INCLUDE REITS AND REIT-LIKE ENTITIES. SOME COUNTRIES HAVE A REIT STRUCTURE VERY SIMILAR TO THE UNITED STATES. OTHER COUNTRIES HAVE REIT STRUCTURES THAT ARE DIFFERENT FROM THE UNITED STATES IN TERMS OF TAX REQUIREMENTS/BENEFITS OR SCOPE OF BUSINESS ACTIVITIES. IN ADDITION, THERE ARE OTHER COUNTRIES THAT HAVE NOT ADOPTED A REIT STRUCTURE IN ANY FORM, ALTHOUGH SOME OF THESE COUNTRIES ARE CONSIDERING ADOPTING A REIT STRUCTURE.

MAIN RISKS

Most of the Fund's performance depends on what happens in the domestic and foreign stock and real estate markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income and gains under the federal tax law. Foreign real estate companies also may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact those entities.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks - sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the Fund emphasizes small- or mid-cap stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. At times, small-cap or mid-cap stocks may lag other types of stocks in performance, which could cause a fund holding those stocks to perform worse than certain other funds. Also, by investing in small- or mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o     fluctuate more widely in price than the market as a whole;
o underperform other types of stocks or be difficult to sell when the economy is not robust or during market downturns;
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

In addition, smaller companies in which the Fund may invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

o     may have a shorter history of operations than larger companies;
o     may not have as great an ability to raise additional capital;
o may have a less diversified product line, making them more susceptible to market pressure.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

[ARROW GRAPHIC OMITTED]  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares held for more than 60 days, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

-----------------------------------------------------------------------
FEE TABLE
-----------------------------------------------------------------------
SHAREHOLDER FEES
(% of amount redeemed or exchanged)

These are deducted directly from your investment.
Redemption Fee*                                                   1.00
Exchange Fee*                                                     1.00
-----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(% of average net assets)
These are deducted from Fund assets, so you pay them indirectly.
Management fees**                                                 0.95
Distribution (12b-1) fees                                         0.00
Other expenses***                                                 1.42
Acquired Fund Fees and Expenses****                               0.01
-----------------------------------------------------------------------
Total annual operating expenses                                   2.38
-----------------------------------------------------------------------
Minus:  Expense reimbursement                                     1.38
-----------------------------------------------------------------------
Net expenses*****                                                 1.00
-----------------------------------------------------------------------
* These fees are charged on investments held 60 days or less, whether Fund shares are redeemed or exchanged for shares of another Fund. See "Redemption Fee" for more information.
** "Management fees" includes investment management and administration fees. *** "Other expenses" are based on estimated amounts for the current fiscal year and estimated net assets of $25,000,000.
**** "Acquired Fund Fees and Expenses" are estimated based on the anticipated composition of the Fund's investments for the current fiscal year.
***** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund through 8/31/2010 so that the total annual operating expenses of that class are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Institutional Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                    1 Year          3 Years
Expenses             $102             $318



INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. As investment manager, the Manager is responsible for overseeing the activities of Neuberger Berman, LLC. The Manager and Neuberger Berman, LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $[126.9] billion in total assets (as of [12/31/2006]) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.80% of the Fund's average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to the Institutional Class of the Fund.

PORTFOLIO MANAGERS

STEVEN R. BROWN is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed the Fund's assets since inception. From 1997 to 2002 he was a co-portfolio manager of a comparable fund at an investment firm specializing in securities of REITs.

FRANK ONSTWEDDER, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. From 1994 to 2007, Mr. Onstwedder was vice president, analyst and fund manager of another investment manager. In 1994 he held a portfolio manager position at another investment manager.

BAS EESTERMANS, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. Previously Mr. Eestermans was vice president and analyst of the Robeco financials and real estate team. From 1994 to 1999 and from 2000 to 2007, Mr. Eestermans was vice president, analyst and fund manager of another investment manager. From 1999 to 2000 he held a portfolio manager position at another investment manager. Mr. Eestermans holds a degree in Econometrics from the University of Brabant.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.

Neuberger Berman
YOUR INVESTMENT

--------------------------------------------------------------------------------
Institutional Class shares of the Fund are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")

o     SHARE PRICES

Because Institutional Class shares of the Fund do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less ("see Redemption Fee"). If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ARROW GRAPHIC OMITTED]  SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO INSTITUTIONAL CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN THE FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO THE FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING


                               12 YOUR INVESTMENT

A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT THE FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

o     PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $5 million. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

o     DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

o     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS - The Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Fund typically distributes any net investment income quarterly and any capital gain distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account, or invested in Institutional Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about


                               13 YOUR INVESTMENT
whether your income and capital gain distributions will be reinvested in additional Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED - Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income. However, the Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares, on which the dividends were paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from the Fund depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

[ARROW GRAPHIC OMITTED]  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

[ARROW GRAPHIC OMITTED]  BACKUP WITHHOLDING


                               14 YOUR INVESTMENT

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM THE FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE (`IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

[ARROW GRAPHIC OMITTED]  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY THE FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE THE FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN THE FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

o   MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES - Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $5 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.

Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman


                               15 YOUR INVESTMENT

Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with the Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES - If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell. If you sell or exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $5 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and wire you the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move an investment from the Fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from the Fund to purchase shares of the other fund. There are three things to remember when making an exchange:

      o  both accounts must have the same registration
      o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
      o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. If you sell or exchange shares of the Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").


                               16 YOUR INVESTMENT

PLACING ORDERS BY TELEPHONE - Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES - The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

      o  in unusual circumstances where the law allows additional time if needed
      o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares.

OTHER POLICIES - Under certain circumstances, the Fund reserves the right to:

      o  suspend the offering of shares
      o  reject any exchange or purchase order
      o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
      o  change, suspend, or revoke the exchange privilege
      o  suspend the telephone order privilege
      o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
      o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
      o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
      o take orders to purchase or sell Fund shares when the Exchange is closed. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com


[ARROW GRAPHIC OMITTED]  MEDALLION SIGNATURE GUARANTEES


                               17 YOUR INVESTMENT

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

[ARROW GRAPHIC OMITTED]  INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

[ARROW GRAPHIC OMITTED]  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/ OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


[ARROW GRAPHIC OMITTED]  INFORMATION REQUIRED FROM NEW ACCOUNTS


                               18 YOUR INVESTMENT

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                               19 YOUR INVESTMENT

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES

------------------------------------------------------------------------------------------------------------------------------------
Method                  Things to know                                      Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK      Your first investment must be at least $5           Fill out the application
                        million                                             and enclose your check

                        We cannot accept cash, money orders,                If regular first-class
                        starter checks, cashier's checks, travelers           mail, send to:
                        checks, or other cash equivalents                     Neuberger Berman Funds
                                                                              Boston Service Center
                        You will be responsible for any losses or             P.O. Box 8403
                        fees resulting from a bad check; if                   Boston, MA 02266-8403
                        necessary, we may sell other shares
                        belonging to you in order to cover these            If express delivery,
                        losses                                                registered mail, or
                                                                              certified mail; send
                        All checks must be made out to "Neuberger             to:
                        Berman Funds"; we cannot accept checks                Neuberger Berman Funds
                        made out to you or other parties and signed           c/o State Street Bank
                        over to us                                            and Trust Company
                                                                              30 Dan Road
                                                                              Canton, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY            Your first investment must be at least $5           Before wiring any money, call
                        million                                             800-366-6264 for an order
                                                                            confirmation

                                                                            Have your financial institution
                                                                            send your wire to State Street
                                                                            Bank and Trust Company

                                                                            Include your name, the Fund
                                                                            name, your account number and
                                                                            other information
                                                                            as requested

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM         All exchanges must be for at least $1,000           Call 800-366-6264 to
ANOTHER FUND                                                                place your order
                        Both accounts involved must be registered
                        in the same name, address and tax ID
                        number

                        An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE            We do not accept phone orders for a first           Call 800-366-6264 to notify us of
                        investment                                          your purchase

                        Additional shares will be purchased when            Immediately follow up with a
                        your order is accepted                              wire or electronic transfer

                        Not available on retirement accounts

------------------------------------------------------------------------------------------------------------------------------------
SETTING UP SYSTEMATIC   All investments must be at least $100 (in           Call 800-366-6264 for
INVESTMENTS             addition to an initial minimum investment of        instructions
                        at least $5 million)

------------------------------------------------------------------------------------------------------------------------------------


                                                             20 YOUR INVESTMENT

SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------------
Method                  Things to know                                    Instructions
------------------------------------------------------------------------------------------------------------------------------------
SENDING US              Unless you instruct us otherwise, we              Send us a letter requesting us to sell
A LETTER                will mail your proceeds by check to the           shares signed by all registered owners;
                        address of record, payable to the                 include your name, account number, the
                        registered owner(s)                               Fund name, the dollar amount or number
                                                                          of shares you want to sell, and any
                        If you have designated a bank account on          other instructions
                        your application, you can request that
                        we wire the proceeds to this account              If regular first-class mail, send to:
                                                                            Neuberger Berman Funds
                        You can also request that we send the               Boston Service Center
                        proceeds to your designated bank account            P.O. Box 8403
                        by electronic transfer (ACH)                        Boston, MA 02266-8403

                        You may need a Medallion signature
                        guarantee                                         If express delivery, registered mail, or
                                                                          certified mail, send to:
                        Please also supply us with your e-mail              Neuberger Berman funds
                        address and daytime telephone number                c/o State Street Bank and
                        when you write to us in the event we                Trust Company
                        need to reach you                                   30 Dan Road
                                                                            Canton, MA 02021

------------------------------------------------------------------------------------------------------------------------------------
SENDING US              Not available if you have changed the             Write a request to sell shares as
A FAX                   address on the account in the past 15             described above
                        days

                                                                          Call 800-366-6264 to obtain the
                                                                          appropriate fax number

------------------------------------------------------------------------------------------------------------------------------------
CALLING IN              Not available if you have declined the            Call 800-366-6264 to place your order
YOUR ORDER              phone option or are selling shares in
                        certain retirement accounts (The only             Give your name, account number, the Fund
                        exception is for those retirement                 name, the dollar amount or number of
                        shareholders who are at least 59 1/2 or           shares you want to sell, and any other
                        older and have their birthdates on file)          instructions

                        Not available if you have changed the
                        address on the account in the past 15
                        days

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO         All exchanges must be for at least                Call 800-366-6264 to place your order
ANOTHER FUND            $1,000

                        Both accounts must be registered in the
                        same name, address and tax ID number

                        An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------
SETTING UP              Withdrawals must be at least $100                 Call 800-366-6264 for instructions
SYSTEMATIC
WITHDRAWALS

------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE          The Fund charges a 1.00% redemption fee           See "Redemption Fee" or call 800-366-6264
                        on shares redeemed or exchanged within            for more information
                        60 days or less of purchase

------------------------------------------------------------------------------------------------------------------------------------

                                                             21 YOUR INVESTMENT

[ARROW GRAPHIC OMITTED]   RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.



o     REDEMPTION FEE

If you sell your shares of the Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;
o    shares held in an account of certain retirement plans;
o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
o    shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.

o     MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be


                               22 Your Investment

"timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.

o     PORTFOLIO HOLDINGS POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The complete portfolio holdings for the Fund is available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end.

The Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

o     FUND STRUCTURE

The Fund uses a "multiple class" structure. Each Neuberger Berman fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the Fund.


                               23 Your Investment

NEUBERGER BERMAN EQUITY FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS - The shareholder reports offer information about the Fund's recent performance, including:

      o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
      o Fund performance data and financial statements portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI contains more comprehensive information on this Fund, including:

      o  various types of securities and practices, and their risks
      o  investment limitations and additional policies
      o  information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC

[ARROW GRAPHIC OMITTED]  OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
EMAIL: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N. E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE At www.sec.gov.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

NEUBERGER BERMAN
A LEHMAN BROTHERS COMPANY

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY  10158-0180

SHAREHOLDER SERVICES
800.877.9700

INSTITUTIONAL SERVICES
800.366.6264


www.nb.com


[     ] SEC file number: 811-582

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                 Preliminary Statement of Additional Information
                               Dated June 15, 2007

================================================================================

                 NEUBERGER BERMAN EQUITY FUNDS [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION

    Trust Class Shares, Advisor Class Shares, and Institutional Class Shares

                             DATED [________], 2007

                    Neuberger Berman GLOBAL REAL ESTATE Fund
================================================================================

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


         Neuberger Berman GLOBAL REAL ESTATE Fund (the "Fund") is a mutual fund that offers shares pursuant to a Prospectus dated [_________], 2007.

         The Prospectus for your share class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus for your share class or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus for your share class and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund name in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT INFORMATION.........................................................3
         Investment Policies and Limitations...................................3
         Cash Management and Temporary Defensive Positions.....................5

PERFORMANCE INFORMATION.......................................................28
         Average Annual Total Return Computations.............................28
         Average Annual Total Return After Taxes on Distributions.............28
         Average Annual Total Return After Taxes on Distributions
          and Sale of Fund Shares.............................................29

CERTAIN RISK CONSIDERATIONS...................................................29

TRUSTEES AND OFFICERS.........................................................29

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................46
         Investment Manager and Administrator.................................46
         Management and Administration Fees...................................47
         Contractual Fee Cap..................................................47
         Sub-Adviser..........................................................49
         Portfolio Manager Information........................................49
         Other Investment Companies Managed...................................51
         Codes of Ethics......................................................52
         Management and Control of NB Management and Neuberger Berman.........52

DISTRIBUTION ARRANGEMENTS.....................................................52
         Distribution Plan (Trust Class Only).................................55
         Distribution Plan (Advisor Class Only)...............................55

ADDITIONAL PURCHASE INFORMATION...............................................56
         Share Prices and Net Asset Value (All Classes).......................56
         Financial Intermediaries.............................................58
         Automatic Investing and Dollar Cost Averaging........................58

ADDITIONAL EXCHANGE INFORMATION...............................................58

ADDITIONAL REDEMPTION INFORMATION.............................................64
         Suspension of Redemptions............................................64
         Redemptions in Kind..................................................64

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................65

ADDITIONAL TAX INFORMATION....................................................66
         Taxation of the Fund.................................................66
         Taxation of the Fund's Shareholders..................................70

FUND TRANSACTIONS.............................................................71
         Commission Recapture Program and Expense Offset Arrangement..........74
         Portfolio Turnover...................................................74
         Proxy Voting.........................................................75

PORTFOLIO HOLDINGS DISCLOSURE.................................................76
         Portfolio Holdings Disclosure Policy.................................76
         Portfolio Holdings Disclosure Procedures.............................76
         Portfolio Holdings Approved Recipients...............................77

REPORTS TO SHAREHOLDERS.......................................................78

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................78

CUSTODIAN AND TRANSFER AGENT..................................................79

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................79

LEGAL COUNSEL.................................................................79

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................80

REGISTRATION STATEMENT........................................................80

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

         The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

         The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

                  (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

                  (2) a majority of the outstanding shares of the Fund.

These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

         Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

         The following investment policies and limitations are fundamental:

         1. BORROWING.  The Fund may not borrow money,  except that the Fund may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or currency forward contracts, or from investing in securities of any kind.

         3. DIVERSIFICATION. The Fund is non-diversified under the 1940 Act.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

         5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind or similar structures that may be used in foreign countries.

         7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

                  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         The following investment policies and limitations are non-fundamental:

         1. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

         2. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         3. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         4. INVESTMENTS IN ANY ONE ISSUER. At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to government securities, as defined for purposes of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"), or securities of another regulated investment company (as so defined) ("RIC").

         5. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. The Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

         In reliance on an SEC exemptive rule, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

         In addition, pursuant to an exemptive order received from the SEC, the Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund.

Additional Investment Information
---------------------------------

         The Fund may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions that could be costly to the Fund.

         POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System (or also from a foreign bank or from a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If the Fund enters into a repurchase agreement subject to foreign law and the counter party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower that has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

         POLICIES AND LIMITATIONS. The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. The Fund does not count the collateral for purposes of any investment policy or limitation that requires the Fund to invest specific percentages of its assets in accordance with its principal investment program.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

         LEVERAGE. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations. In addition, securities lending transactions and when-issued transactions may create leverage.

         POLICIES  AND  LIMITATIONS.   The  Fund  may  make  investments   while
borrowings are outstanding.

         Generally, the Fund does not intend to use leverage for investment purposes. The Fund may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

         FOREIGN SECURITIES. The Fund may invest in securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, and confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as investors.

         Securities that are denominated in or indexed to foreign currencies, include (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         POLICIES AND LIMITATIONS. The Fund has no limits on its investments in foreign securities.

         DEPOSITARY RECEIPTS. The Fund may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Issuers of the securities underlying sponsored depositary receipts, but not unsponsored depositary receipts, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored depositary receipts is less likely to reflect the effect of such information.

         POLICIES AND LIMITATIONS. Depository receipts are not considered investments in REITs and real estate companies organized or located outside the United States or doing a substantial amount of business outside the U.S.

         FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

         POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

         When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         MASTER LIMITED PARTNERSHIPS. Master Limited Partnerships ("MLPs") are limited partnerships in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of the partnership.

         Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

         The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a master limited partnership than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

         FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

         The Fund may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

         The Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions the Fund may wish to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

         With respect to currency futures, the Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, the Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

         For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could have an adverse impact on the NAV of the Fund.

         Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

         Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

         POLICIES AND LIMITATIONS. The Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Fund does not engage in transactions in futures and options on futures for speculation.

         The Fund may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC. The Fund may also purchase and write put and call options on such futures contracts for bona fide hedging purposes.

         The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

         When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

         When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

         The Fund would purchase a call option to offset a previously written call option.

         The Fund also may purchase a call option for hedging purposes and to protect against an increase in the price of the securities it intends to purchase.

         PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

         When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which the Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the OTC market. The Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an

OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

         The premium the Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. The Fund may use American-style options. The Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

         The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         PUT AND CALL OPTIONS ON SECURITIES INDICES. The Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

         For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         POLICIES AND LIMITATIONS. The Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund does not currently expect to invest a substantial portion of its assets in securities index options.

         For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by THE Fund will be listed and traded on an exchange.

         FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the

Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

         The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in securities denominated in currency baskets which consist of a selected group of currencies.

         POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for the purpose of hedging and not for speculation.

         The Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. The Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

         OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. The Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund.

         REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

         COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

         POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial
Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

         The Fund's use of Financial Instruments may be limited by the provisions of the Code, with which it must comply if it is to qualify or continue to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         FIXED INCOME SECURITIES. While the emphasis of the Fund's investment programs is on common stocks and other equity securities, the Fund may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. The Fund may also invest in corporate debt securities rated below investment grade.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

         Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

         POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities. There are no restrictions as to the ratings of debt securities the Fund may acquire or the portion of its assets it may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, they may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

         POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. The Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

         ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount" or "OID") must be included in gross income ratably by the Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

         POLICIES AND  LIMITATIONS.  Convertible  debt securities are subject to
the  Fund's  investment   policies  and  limitations   concerning  fixed  income
securities.

         PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

         REAL ESTATE-RELATED INSTRUMENTS. The Fund invests in securities issued by real estate companies. Investments in these securities are subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

         Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

         REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

         The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

         REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to indirectly bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs.

         The Fund may also invest in mortgage-backed securities. These are fixed income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when those interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

         POLICIES AND LIMITATIONS. Under normal conditions at least 80% of the Fund's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.

         JAPANESE INVESTMENTS. The Fund may invest in foreign securities, including securities of Japanese issuers. From time to time, the Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

         AUSTRALIAN INVESTMENTS. The Fund may invest in foreign securities, including securities of Australian issuers. From time to time, the Fund may invest a significant portion of its assets in securities of Australian issuers. The performance of the Fund may therefore be significantly affected by events influencing the Australian economy and the exchange rate between the Australian dollar and the U.S. dollar. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on the Fund's performance.

         UNITED KINGDOM INVESTMENTS. The Fund may invest in foreign securities, including securities of United Kingdom issuers. From time to time, the Fund may invest a significant portion of its assets in securities of United Kingdom issuers. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on the Fund's performance.

         OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of other investment companies. Such an investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         As a shareholder in an investment company, the Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. For cash management purposes, the Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, the Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

         Otherwise, the Fund's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

         The Fund is also able to invest up to 100% of its total assets in a master portfolio with the same investment objectives, policies and limitations as the Fund.

         INDEXED SECURITIES. The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

         TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.


                             PERFORMANCE INFORMATION

         The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Average Annual Total Return Computations
----------------------------------------

         The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         NB Management may from time to time forgo a portion of its current fees due from the Fund or reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Such undertakings are described in the Prospectuses and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

         An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              D

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

         An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                           CERTAIN RISK CONSIDERATIONS

         Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. Information about the Board of Trustees

------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)             Trustee since      Consultant; formerly, Chairman, CDC               61        Independent Trustee or
                                 2000           Investment Advisers (registered investment                  Director of three series
                                                adviser), 1993 to January 1999; formerly,                   of Oppenheimer Funds:
                                                President and Chief Executive Officer, AMA                  Limited Term New York
                                                Investment Advisors, an affiliate of the                    Municipal Fund,
                                                American Medical Association.                               Rochester Fund
                                                                                                            Municipals, and
                                                                                                            Oppenheimer Convertible
                                                                                                            Securities Fund since
                                                                                                            1992.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)            Trustee since      Counsel, Carter Ledyard & Milburn LLP (law        61        Formerly, Director (1997
                                 1982           firm) since October 2002; formerly,                         to 2003) and Advisory
                                                Attorney-at-Law and President, Faith Colish,                Director (2003 to 2006),
                                                A Professional Corporation, 1980 to 2002.                   ABA Retirement Funds
                                                                                                            (formerly, American Bar
                                                                                                            Retirement Association)
                                                                                                            (not-for-profit
                                                                                                            membership corporation).

------------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (58)          Trustee since      President, Woodhill Enterprises Inc./Chase        61        Director, Ocwen
                                 2007           Hollow Associates LLC (personal investment                  Financial Corporation
                                                vehicle), since 2006; Chief Operating and                   (mortgage servicing),
                                                Financial Officer, Hopewell Holdings LLC/                   since 2005; Director,
                                                Amwell Holdings, LLC (a holding company for                 American Water (water
                                                a healthcare reinsurance company start-up),                 utility), since 2003;
                                                since 2003; formerly, Consultant, Resources                 Director, Channel
                                                Connection (temporary staffing), 2002 to                    Reinsurance (financial
                                                2006.                                                       guaranty reinsurance),
                                                                                                            since 2006; Advisory
                                                                                                            Board Member, Attensity
                                                                                                            (software developer),
                                                                                                            since 2005; Director,
                                                                                                            Allianz Life of New York
                                                                                                            (insurance), since 2005;
                                                                                                            Director, Financial
                                                                                                            Women's Association of
                                                                                                            New York (not for profit
                                                                                                            association), since
                                                                                                            2003; Trustee Emerita,
                                                                                                            Brown University, since
                                                                                                            1998.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)          Trustee since      President, C.A. Harvey                            61        Formerly, President,
                                 2000           Associates since October 2001;                              Board of Associates to
                                                formerly,  Director, AARP, 1978                             The National
                                                to December 2001.                                           Rehabilitation
                                                                                                            Hospital's Board of
                                                                                                            Directors, 2001 to 2002;
                                                                                                            formerly, Member,
                                                                                                            Individual Investors
                                                                                                            Advisory Committee to
                                                                                                            the New York Stock
                                                                                                            Exchange Board of
                                                                                                            Directors, 1998 to June
                                                                                                            2002.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)        Trustee since      Marcus Nadler Professor Emeritus of Finance       61        Formerly, Director, The
                                 2000           and Economics, New York University Stern                    Caring Community
                                                School of Business; formerly, Executive                     (not-for-profit), 1997
                                                Secretary-Treasurer, American Finance                       to 2006; formerly,
                                                Association, 1961 to 1979.                                  Director, DEL
                                                                                                            Laboratories, Inc.
                                                                                                            (cosmetics and
                                                                                                            pharmaceuticals), 1978
                                                                                                            to 2004; formerly,
                                                                                                            Director, Apple Bank for
                                                                                                            Savings, 1979 to 1990;
                                                                                                            formerly, Director,
                                                                                                            Western Pacific
                                                                                                            Industries, Inc., 1972
                                                                                                            to 1986 (public
                                                                                                            company).
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (47)      Trustee since      Dean, School of Business, University of           61        Trustee, Northwestern
                                 2007           Wisconsin - Madison; formerly, Professor of                 Mutual Series Fund, Inc.
                                                International Economics and Associate Dean,                 since February 2007;
                                                Amos Tuck School of Business - Dartmouth                    Director, Wausau Paper
                                                College, 1998 to 2002.                                      since 2005; Director,
                                                                                                            Great Wolf Resorts
                                                                                                            since 2004.
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (70)        Trustee since      Retired; formerly, Vice President and             61        Director, Webfinancial
                                 1984           General Counsel, WHX Corporation (holding                   Corporation (holding
                                                company), 1993 to 2001.                                     company) since December
                                                                                                            2002; formerly, Director
                                                                                                            WHX Corporation (holding
                                                                                                            company), January 2002
                                                                                                            to June 2005; formerly,
                                                                                                            Director, State Theatre
                                                                                                            of New Jersey
                                                                                                            (not-for-profit
                                                                                                            theater), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (59)       Trustee since      Formerly, Executive Vice President and Chief      61        Member, Board of
                                 2007           Financial Officer, People's Bank (a                         Managers, Old Mutual
                                                financial services company), 1991 to 2001.                  Funds of Hedge Funds
                                                                                                            (registered hedge
                                                                                                            fund) since October
                                                                                                            2006.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)       Trustee since      Formerly, Member, Investment Policy               61        Director, Legg Mason,
                                 1993           Committee, Edward Jones, 1993 to 2001;                      Inc. (financial services
                                                President, Securities Industry Association                  holding company) since
                                                ("SIA") (securities industry's                              1993; formerly,
                                                representative in government relations and                  Director, Boston
                                                regulatory matters at the federal and state                 Financial Group (real
                                                levels),  1974 to 1992; Adviser to SIA,                     estate and tax
                                                November 1992 to November 1993.                             shelters), 1993 to 1999.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)        Trustee since      Retired; formerly, Senior Vice President,         61        Formerly, Director,
                                 1986           Foodmaker, Inc. (operator and franchiser of                 Pro-Kids Golf and
                                                restaurants) until January 1997.                            Learning Academy (teach
                                                                                                            golf and computer
                                                                                                            usage to "at risk"
                                                                                                            children), 1998 to 2006;
                                                                                                            formerly, Director,
                                                                                                            Prandium, Inc.
                                                                                                            (restaurants), March
                                                                                                            2001 to July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (75)       Trustee since      Founding General Partner, Oxford Partners         61        None.
                                 1982           and Oxford Bioscience Partners (venture
                                                capital investing) and President, Oxford
                                                Venture Corporation since 1981.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)             Trustee since      General Partner, Seip Investments LP (a           61        Director, H&R Block,
                               2000; Lead       private investment partnership); formerly,                  Inc. (financial services
                               Independent      President and CEO, Westaff, Inc. (temporary                 company) since May 2001;
                                Trustee         staffing), May 2001 to January 2002;                        Chairman, Compensation
                             beginning 2006     formerly, Senior Executive at the Charles                   Committee, H&R Block,
                                                Schwab Corporation, 1983 to 1998, including                 Inc. since 2006;
                                                Chief Executive Officer, Charles Schwab                     Director, America One
                                                Investment Management, Inc. and Trustee,                    Foundation since 1998;
                                                Schwab Family of Funds and Schwab                           formerly, Chairman,
                                                Investments, 1997 to 1998, and Executive                    Governance and
                                                Vice President-Retail Brokerage, Charles                    Nominating Committee,
                                                Schwab & Co., Inc., 1994 to 1997.                           H&R Block, Inc., 2004 to
                                                                                                            2006; Director, Forward
                                                                                                            Management, Inc. (asset
                                                                                                            management company),
                                                                                                            1999 to 2006; formerly
                                                                                                            Director, E-Bay
                                                                                                            Zoological Society, 1999
                                                                                                            to 2003; formerly,
                                                                                                            Director, General Magic
                                                                                                            (voice recognition
                                                                                                            software), 2001 to 2002;
                                                                                                            formerly, Director,
                                                                                                            E-Finance Corporation
                                                                                                            (credit decisioning
                                                                                                            services), 1999 to 2003;
                                                                                                            formerly, Director,
                                                                                                            Save-Daily.com (micro
                                                                                                            investing services),
                                                                                                            1999 to 2003.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (59)     Trustee since      Private investor and consultant specializing      61        Director, Montpelier Re
                                 2000           in the insurance industry; formerly,                        (reinsurance company)
                                                Advisory Director, Securitas Capital LLC (a                 since 2006; Director,
                                                global private equity investment firm                       National Atlantic
                                                dedicated to making investments in the                      Holdings Corporation
                                                insurance sector), 1998 to December 2003.                   (property and casualty
                                                                                                            insurance company) since
                                                                                                            2004; Director, The
                                                                                                            Proformance Insurance
                                                                                                            Company (property and
                                                                                                            casualty insurance
                                                                                                            company) since March
                                                                                                            2004; formerly,
                                                                                                            Director, Providence
                                                                                                            Washington Insurance
                                                                                                            Company (property and
                                                                                                            casualty insurance
                                                                                                            company), December 1998
                                                                                                            to March 2006; formerly,
                                                                                                            Director, Summit Global
                                                                                                            Partners (insurance
                                                                                                            brokerage firm), 2000 to
                                                                                                            2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (62)          Trustee since      Regional Manager for Mid-Southern Region,         61        None.
                                 2000           Ford Motor Credit Company since September
                                                1997; formerly, President, Ford Life
                                                Insurance Company, April 1995 to August 1997.

------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                           Funds in Fund      Other Directorships
                             Position and                                                     Complex          Held Outside Fund
Name, Age, and                Length  of                                                    Overseen by         Complex by Fund
Address (1)                Time Served (2)       Principal Occupation(s) (3)              Fund Trustee (4)          Trustee
---------------           -----------------      ---------------------------             ------------------         -------
------------------------------------------------------------------------------------------------------------------------------------
                                                 FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (66)        President and       Executive Vice President and Chief                61        Director, Dale Carnegie
                            Trustee since       Investment Officer, Neuberger Berman Inc.                   and Associates, Inc.
                                20002           (holding company) since 2002 and 2003,                      (private company) since
                                                respectively; Managing Director and Chief                   1998; Director,
                                                Investment Officer, Neuberger Berman, since                 Solbright, Inc. (private
                                                December 2005 and 2003, respectively;                       company) since 1998.
                                                formerly, Executive Vice President,
                                                Neuberger Berman, December 2002 to 2005;
                                                Director and Chairman, NB Management since
                                                December 2002; formerly, Executive Vice
                                                President, Citigroup Investments, Inc.,
                                                September 1995 to February 2002; formerly,
                                                Executive Vice President, Citigroup Inc.,
                                                September 1995 to February 2002.

------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (48)       Chairman of        Executive Vice President, Neuberger Berman        61        Director and Vice
                              the Board,        Inc. (holding company) since 1999; Head of                  President, Neuberger &
                                Chief           Neuberger Berman Inc.'s Mutual Funds                        Berman Agency, Inc.
                              Executive         Trustee since    Business (since 1999) and                  since 2000; formerly,
                             Officer and        Institutional Business (1999 to October                     Director, Neuberger
                                 1999           2005); responsible for Managed Accounts                     Berman Inc. (holding
                                                Business and intermediary distribution since                company), October 1999
                                                October 1999; President and Director, NB                    to March 2003; Trustee,
                                                Management since 1999; Managing Director,                   Frost Valley YMCA;
                                                Neuberger Berman since 2005; formerly,                      Trustee, College of
                                                Executive Vice President, Neuberger Berman,                 Wooster.
                                                1999 to December 2005; formerly,
                                                Principal, Neuberger Berman, 1997 to 1999;
                                                formerly, Senior Vice President, NB
                                                Management, 1996 to 1999.

------------------------------------------------------------------------------------------------------------------------------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management.


Information about the Officers of the Trust
-------------------------------------------
                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)                         Principal Occupation(s) (3)
--------------------------                ---------------                         ---------------------------
Andrew B. Allard (45)               Anti-Money Laundering                  Senior Vice President, Neuberger Berman
                                Compliance Officer since 2002              since 2006; Deputy General Counsel,
                                                                           Neuberger Berman since 2004; formerly,
                                                                           Vice President, Neuberger Berman, 2000
                                                                           to 2006; formerly, Associate General
                                                                           Counsel, Neuberger Berman, 1999 to
                                                                           2004; Anti-Money Laundering Compliance
                                                                           Officer, seventeen registered
                                                                           investment companies for which NB
                                                                           Management acts as investment manager
                                                                           and administrator (seven since 2002,
                                                                           three since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

Michael J. Bradler (37)         Assistant Treasurer since 2005             Vice President, Neuberger Berman since
                                                                           2006; Employee, NB Management since
                                                                           1997; Assistant Treasurer, seventeen
                                                                           registered investment companies for
                                                                           which NB Management acts as investment
                                                                           manager and administrator (fifteen
                                                                           since 2005 and two since 2006).

                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)                         Principal Occupation(s) (3)
--------------------------                ---------------                         ---------------------------
Claudia A. Brandon (50)         Secretary since 1985                       Senior Vice President, Neuberger Berman
                                                                           since 2007; Vice President-Mutual Fund
                                                                           Board Relations, NB Management since
                                                                           2000 and Assistant Secretary since
                                                                           2004; formerly, Vice President,
                                                                           Neuberger Berman, 2002 to 2006 and
                                                                           Employee since 1999; Secretary,
                                                                           seventeen registered investment
                                                                           companies for which NB Management acts
                                                                           as investment manager and administrator
                                                                           (three since 1985, four since 2002,
                                                                           three since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

Robert Conti (50)               Vice President since 2000                  Managing Director, Neuberger Berman
                                                                           since 2007; formerly, Senior Vice
                                                                           President, Neuberger Berman, 2003 to
                                                                           2006; formerly, Vice President,
                                                                           Neuberger Berman, 1999 to 2003; Senior
                                                                           Vice President, NB Management since
                                                                           2000; Vice President, seventeen
                                                                           registered investment companies for
                                                                           which NB Management acts as investment
                                                                           manager and administrator (three since
                                                                           2000, four since 2002, three since
                                                                           2003, four since 2004, one since 2005
                                                                           and two since 2006).

Brian J. Gaffney (53)           Vice President since 2000                  Managing Director, Neuberger Berman
                                                                           since 1999; Senior Vice President, NB
                                                                           Management since 2000; Vice President,
                                                                           seventeen registered investment
                                                                           companies for which NB Management acts
                                                                           as investment manager and administrator
                                                                           (three since 2000, four since 2002,
                                                                           three since 2003, four since 2004, one
                                                                           since 2005 and two since 2006).

Maxine L. Gerson (56)           Chief Legal Officer since 2005             Senior Vice President, Neuberger Berman
                                (only for purposes of sections 307         since 2002; Deputy General Counsel and
                                and 406 of the Sarbanes-Oxley Act          Assistant Secretary, Neuberger Berman since
                                of 2002)                                   2001; Secretary and General Counsel, NB
                                                                           Management since 2004; Chief Legal
                                                                           Officer (only for purposes of sections
                                                                           307 and 406 of the Sarbanes-Oxley Act
                                                                           of 2002), seventeen registered
                                                                           investment companies for which NB
                                                                           Management acts as investment manager
                                                                           and administrator (fifteen since 2005
                                                                           and two since 2006).

                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)                         Principal Occupation(s) (3)
--------------------------                ---------------                         ---------------------------
Sheila R. James (41)            Assistant Secretary since 2002             Assistant Vice President, Neuberger Berman
                                                                           since 2007 and Employee since 1999;
                                                                           Assistant Secretary, seventeen
                                                                           registered investment companies for
                                                                           which NB Management acts as investment
                                                                           manager and administrator (seven since
                                                                           2002, three since 2003, four since
                                                                           2004, one since 2005 and two since
                                                                           2006).

Kevin Lyons (51)                Assistant Secretary since 2003             Employee, Neuberger Berman since 1999;
                                                                           Assistant Secretary, seventeen
                                                                           registered investment companies for
                                                                           which NB Management acts as investment
                                                                           manager and administrator (ten since
                                                                           2003, four since 2004, one since 2005
                                                                           and two since 2006).

John M. McGovern (37)           Treasurer and Principal Financial          Senior Vice President, Neuberger Berman
                                 and Accounting Officer since 2005;        since 2007; formerly, Vice President,
                                prior thereto, Assistant Treasurer         Neuberger Berman, 2004 to 2006; Employee,
                                         since 2002                        NB Management since 1993; Treasurer and
                                                                           Principal Financial and Accounting
                                                                           Officer, seventeen registered
                                                                           investment companies for which NB
                                                                           Management acts as investment manager
                                                                           and administrator (fifteen since 2005
                                                                           and two since 2006); formerly,
                                                                           Assistant Treasurer, fifteen registered
                                                                           investment companies for which NB
                                                                           Management acts as investment manager
                                                                           and administrator, 2002 to 2005.

Frank Rosato (36)               Assistant Treasurer since 2005             Vice President, Neuberger Berman since
                                                                           2006; Employee, NB Management since
                                                                           1995; Assistant Treasurer, seventeen
                                                                           registered investment companies for
                                                                           which NB Management acts as investment
                                                                           manager and administrator (fifteen
                                                                           since 2005 and two since 2006).

Frederic B. Soule (61)             Vice President since 2000               Senior Vice President, Neuberger Berman
                                                                           since 2003; formerly, Vice President,
                                                                           Neuberger Berman, 1999 to 2003; Vice
                                                                           President, seventeen registered
                                                                           investment companies for which NB
                                                                           Management acts as investment manager
                                                                           and administrator (three since 2000,
                                                                           four since 2002, three since 2003, four
                                                                           since 2004, one since 2005 and two
                                                                           since 2006).

                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)                         Principal Occupation(s) (3)
--------------------------                ---------------                         ---------------------------
Chamaine Williams (36)        Chief Compliance Officer since 2005          Senior Vice President, Lehman Brothers
                                                                           Inc. since 2007; formerly, Vice
                                                                           President, Lehman Brothers Inc., 2003
                                                                           to 2006; Chief Compliance Officer,
                                                                           seventeen registered investment
                                                                           companies for which NB Management acts
                                                                           as investment manager and administrator
                                                                           (sixteen since 2005 and one since
                                                                           2006); Chief Compliance Officer, Lehman
                                                                           Brothers Asset Management Inc. since
                                                                           2003; Chief Compliance Officer, Lehman
                                                                           Brothers Alternative Investment
                                                                           Management LLC since 2003; formerly,
                                                                           Vice President, UBS Global Asset
                                                                           Management (US) Inc. (formerly,
                                                                           Mitchell Hutchins Asset Management, a
                                                                           wholly-owned subsidiary of PaineWebber
                                                                           Inc.), 1997 to 2003.

--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met seven times.

         ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met three times.

         EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee did not meet.

         GOVERNANCE  AND  NOMINATING  COMMITTEE.  The  Governance and Nominating
Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2006, the Committee met two times.

         PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace
L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met four times.

         INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met two times.

         The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective
July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

         The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for the Fund Trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/06

                                                                                               Total Compensation from
                                                                                             Investment Companies in the
                                                                                                  Neuberger Berman
                                               Aggregate Compensation                         Fund Complex Paid to Fund
Name and Position with the Trust                   from the Trust                                     Trustees
---------------------------------                  --------------                            ---------------------------
INDEPENDENT FUND TRUSTEES

John Cannon                                           $31,190                                        $109,242
Trustee

Faith Colish                                          $29,489                                        $102,416
Trustee

Martha C. Goss                                           N/A*                                            N/A*
Trustee

C. Anne Harvey                                        $29,489                                        $102,416
Trustee

Robert A. Kavesh                                      $29,489                                        $102,416
Trustee

Michael M. Knetter                                       N/A*                                         $11,743
Trustee

Howard A. Mileaf                                      $31,190                                        $109,242
Trustee

                                                                                               Total Compensation from
                                                                                             Investment Companies in the
                                                                                                  Neuberger Berman
                                               Aggregate Compensation                         Fund Complex Paid to Fund
Name and Position with the Trust                   from the Trust                                     Trustees
---------------------------------                  --------------                            ---------------------------
George W. Morriss                                        N/A*                                         $12,375
Trustee

Edward I. O'Brien                                     $29,489                                        $102,416
Trustee

William E. Rulon                                      $29,489                                        $102,416
Trustee

Cornelius T. Ryan                                     $32,613                                        $114,133
Trustee

Tom D. Seip                                           $33,648                                        $119,032
Trustee

Candace L. Straight                                   $29,489                                        $102,416
Trustee

Peter P. Trapp                                        $31,557                                        $109,242
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                             $0                                              $0
President and Trustee

Peter E. Sundman                                           $0                                              $0
Chairman of the Board, Chief
Executive Officer and Trustee

*  Mr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007.  Ms. Goss became Fund Trustee on June 1, 2007.

         As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

            As of the date of this SAI, the Fund was new and had not yet issued any shares.

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

---------------------------------------------------------------------------------------------------------
                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                      REGISTERED INVESTMENT COMPANIES OVERSEEN BY FUND
NAME OF FUND TRUSTEE                                  TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
---------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------
John Cannon                                                        E
---------------------------------------------------------------------------------------------------------
Faith Colish                                                       E
---------------------------------------------------------------------------------------------------------
Martha C. Goss                                                     C
---------------------------------------------------------------------------------------------------------
C. Anne Harvey                                                     D
---------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                                   C
---------------------------------------------------------------------------------------------------------
Michael M. Knetter                                                 A
---------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                                   E
---------------------------------------------------------------------------------------------------------
George W. Morriss                                                  C
---------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                                  E
---------------------------------------------------------------------------------------------------------
William E. Rulon                                                   E
---------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                                  C
---------------------------------------------------------------------------------------------------------
Tom D. Seip                                                        E
---------------------------------------------------------------------------------------------------------
Candace L. Straight                                                E
---------------------------------------------------------------------------------------------------------
Peter P. Trapp                                                     E
---------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------
Jack L. Rivkin                                                     B
---------------------------------------------------------------------------------------------------------
Peter E. Sundman                                                   E
---------------------------------------------------------------------------------------------------------
     * Valuation as of December 31, 2006.

A = None B =  $1-$10,000  C = $10,000 -  $50,000 D =  $50,001-$100,000  E = over $100,000

INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES

         No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

         NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

         NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, Fund Trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management, who also serve as officers of NB Management, presently serve as Fund Trustees and/or officers of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

         NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to administration agreements with the Trust, one for the Advisor Class dated October 31, 2003, one for the Trust Class dated July 25, 2006, and one for the Institutional Class dated June 13, 2005 (each an "Administration Agreement"). For such administrative services, each Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

         Under each Administration Agreement, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreements and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreements.

         From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

         For investment management services, the Fund pays NB Management a fee at the annual rate of 0.80% of the Fund's average daily net assets.

         For administrative services, the Trust and Advisor Class of the Fund each pays NB Management a fee at the annual rate of 0.40% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Fund Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Fund; see "Distribution Arrangements," below.)

         For administrative services, the Institutional Class of the Fund pays NB Management a fee at the annual rate of 0.15% of the Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Fund Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to the Fund under the Administration Agreement and may compensate each such third party that provides such services. In addition, the Fund may compensate third parties, including investment providers, for recordkeeping, accounting or other services.

Contractual Fee Cap
-------------------

         NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below. With respect to the Fund, the appropriateness of any such undertaking is determined on a class-by-class basis.

         Trust Class
         -----------

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Trust Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.25% per annum of the Trust Class' average daily net assets. This contractual undertaking lasts until August 31, 2010. The Trust Class of the Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.25% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

         Advisor Class
         -------------

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Advisor Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.35% per annum of the Advisor Class' average daily net assets. This contractual undertaking lasts until August 31, 2010. The Advisor Class of the Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.35% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

         Institutional Class
         -------------------

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 1.00% per annum of the Institutional Class' average daily net assets. This contractual undertaking lasts until August 31, 2010. The Institutional Class of the Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.00% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

         All Classes
         -----------

         The Management Agreement continues until October 31, 2008. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2007. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

         The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

         The Sub-Advisory Agreement continues until October 31, 2008 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to the Fund if they are assigned or if the Management Agreement terminates with respect to the Fund.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Portfolio Manager Information
-----------------------------

         Other Accounts Managed
         ----------------------

         Steven R. Brown, Frank Onstwedder and Bas Eestermans are the Portfolio Managers of the Fund which have day-to-day management responsibility of the Fund.

         The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of [______], 2007.


                                                                      NUMBER OF ACCOUNTS           ASSETS MANAGED FOR
                                      NUMBER OF       TOTAL ASSETS    MANAGED FOR WHICH          WHICH ADVISORY FEE IS
                                      ACCOUNTS          MANAGED        ADVISORY FEE IS             PERFORMANCE-BASED
     TYPE OF ACCOUNT                   MANAGED        ($ MILLIONS)    PERFORMANCE-BASED              ($ MILLIONS)
Steven R. Brown

Registered Investment Companies*


                                                                49

Other Pooled Investment Vehicles

Other Accounts**

Frank Onstwedder

Registered Investment Companies*

Other Pooled Investment Vehicles

Other Accounts**

Bas Eestermans

Registered Investment Companies*

Other Pooled Investment Vehicles

Other Accounts**

*Registered Investment Companies include: Mutual Funds.

**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

         Conflicts of Interest
         ---------------------

         Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

         Compensation
         ------------

         A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and
(iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

         NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

         In addition, there are additional stock and option award programs available.

         NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

         Ownership of Securities
         -----------------------

         As of the date of this SAI, the Fund was new and had not yet issued any shares.

Other Investment Companies Managed
----------------------------------

         The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There  may be  occasions  when the Fund and one or more of the Other NB
Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

         The Fund, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

         Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

         Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

         The Fund offers three classes of shares, known as Advisor Class shares, Institutional Class shares and Trust Class shares.

Distributor
-----------

         NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Advisor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Advisor Class shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

         In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of the Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

         For each Class that is sold directly to investors (currently the Trust Class and Institutional Class), the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

         Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

         In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

         The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

         Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

         In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

         NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class and the Trust Class of the Fund ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2007. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Distribution Plan (Trust Class Only)
-----------------

         The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

Distribution Plan (Advisor Class Only)
--------------------------------------

         The Trust, on behalf of the Fund, has also adopted a Plan with respect to the Advisor Class of the Fund. The Plan provides that the Advisor Class of the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Advisor Class of the Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's plan complies with these rules.

         Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

         Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Fund and their shareholders. To the extent the Plans allow the Fund to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

         The Plans continue until October 31, 2007. The Plans are renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

         From time to time, a fund may be closed to new investors. Because the Plans for the Advisor and Trust Class shares of the Fund pay for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value (All Classes)
--------------------------------

         The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of the Fund are calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, a domestic equity security is valued at the mean between its closing bid and asked prices on that day and a foreign equity security is valued at the last available bid price on that day.

         Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Fund Trustees believe accurately reflects fair value.

         The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

         The Fund's securities are traded in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

         If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

         If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Financial Intermediaries
------------------------

         The Fund has authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a financial intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectuses.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

         For each Class that is sold directly to investors (currently the Trust Class and Institutional Class), shareholders in that Class ("Direct Shareholders") may arrange to have a fixed amount automatically invested in Fund shares of that Class each month. To do so, a Direct Shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. Direct Shareholders who elect to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

         Automatic investing enables a Direct Shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a Direct Shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

         If shareholders purchased a Neuberger Berman fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met (please see the "Maintaining Your Account" section of the Fund's Prospectuses for additional information). Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

         Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for
Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

         Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------
    Neuberger Berman All Cap Growth           Seeks growth of capital. Invests mainly in common stocks
    Fund                                      of  small-, mid-, and large-capitalization  companies,
                                              which it defines as those with a total market
                                              capitalization within the market capitalization range
                                              of the Russell 3000 Index. The Portfolio Managers
                                              employ a disciplined investment strategy when
                                              selecting growth stocks, looking for fast-growing
                                              companies with above average sales and competitive
                                              returns on equity relative to their peers.

    Neuberger Berman                          Seeks long-term growth of capital; dividend income is a
    Century  Fund                             secondary goal.  Invests mainly in common stocks of
                                              large-capitalization companies. The Portfolio Manager
                                              seeks to buy companies with strong historical and
                                              prospective earnings growth.

    Neuberger Berman                          Seeks long-term capital growth. The Portfolio Manager also
    Fasciano Fund                             may consider a company's  potential for income prior to
                                              selecting it for the Fund. The Fund invests mainly in
                                              the common stocks of small-cap companies, I.E., those
                                              with a total market value of no more than $1.5 billion
                                              at the time the Fund first invests in them. In
                                              selecting companies that the Portfolio Manager
                                              believes may have greater potential to appreciate in
                                              price, the Portfolio Manager will invest the Fund in
                                              smaller companies that are under-followed by major
                                              Wall Street brokerage houses and large asset
                                              management firms.

    Neuberger Berman                          Seeks long-term growth of capital. Invests mainly in
    Focus Fund                                common stocks selected from 13 multi-industry sectors
                                              of the economy. To maximize potential return, the Fund
                                              normally makes 90% or more of its investments in not
                                              more than six sectors of the economy, and may invest
                                              50% or more of its assets in any one sector.

EQUITY FUNDS
------------
    Neuberger Berman                          Seeks  growth  of  capital.  Invests  mainly in stocks of
    Genesis Fund                              companies with small market capitalizations (no more than
                                              $1.5 billion at the time of the Fund's investment).
                                              The (This Fund is closed to new investors.) Portfolio
                                              Managers seek to buy the stocks of undervalued
                                              companies whose current product lines and balance sheets
                                              are strong.

    Neuberger Berman                          Seeks long-term growth of capital and secondarily, current
    Guardian Fund                             income. Invests mainly in stocks of mid- to  large-capitalization companies that are well  positioned  and are  undervalued in the market.

    Neuberger Berman Global Real              Seeks total return through investment in securities of
    Estate Fund                               real estate companies located in the U.S. and other
                                              countries, emphasizing both capital appreciation and
                                              current income.

    Neuberger Berman                          Seeks long-term capital appreciation by investing primarily
    International Fund                        in foreign stocks of any capitalization, both in developed economies and in emerging markets. The Portfolio
    (This Fund is closed to new               Managers seek undervalued companies in countries with
    investors.)                               strong potential for growth.

    Neuberger Berman International            Seeks long-term capital appreciation by investing primarily
    Institutional Fund                        in foreign stocks of any capitalization, both in developed economies and in emerging markets. The Portfolio Managers seek
    (This Fund is closed to new               undervalued companies in countries with strong potential for
    investors.)                               growth.

    Neuberger Berman                          Seeks long-term capital appreciation by investing primarily in
    International Large Cap Fund              common stocks of foreign companies, both in developed economies and in emerging markets. The Portfolio Managers seek
                                              undervalued companies in countries with strong
                                              potential for growth.

    Neuberger Berman                          Seeks growth of capital. Invests in securities believed
    Manhattan Fund                            to have the maximum potential for long-term capital
                                              appreciation. Portfolio Managers seek fast-growing
                                              companies with above average sales and competitive
                                              returns on equity relative to their peers. Factors in
                                              identifying these firms may include financial
                                              strength, a strong position relative to competitors
                                              and strong earnings growth relative to competitors.

EQUITY FUNDS
------------
    Neuberger Berman                          Seeks growth of capital by investing mainly in common
    Millennium Fund                           stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2
                                              billion at the time of initial investment. The
                                              Portfolio Managers take a growth approach to stock
                                              selection, looking for fast growing companies with
                                              above average sales and competitive returns on equity
                                              relative to their peers. Factors in identifying these
                                              firms may include financial strength, a strong
                                              position relative to competitors and strong earnings
                                              growth relative to competitors.

    Neuberger Berman                          Seeks capital growth through an approach that is intended
    Partners Fund                             to increase capital with reasonable risk. The Portfolio
                                              Manager looks at fundamentals, focusing particularly
                                              on cash flow, return on capital, and asset values.

    Neuberger Berman                          Seeks total return through investment in real estate
    Real Estate Fund                          securities, emphasizing both capital appreciation and
                                              current income.

    Neuberger Berman                          Seeks growth of capital by investing  primarily in common
    Regency Fund                              stocks of mid-capitalization companies which the Portfolio
                                              Manager believes have solid fundamentals.

    Neuberger Berman                          Seeks long-term growth of capital by investing primarily in
    Socially Responsive Fund                  securities of companies that meet the Fund's financial
                                              criteria and social policy.

INCOME FUNDS
------------

    Neuberger Berman                          A money market fund seeking the highest available current
    Cash Reserves                             income consistent with safety and liquidity. The Fund invests in high-quality money market instruments. It seeks to
                                              maintain a constant purchase and redemption price of $1.00.

    Neuberger Berman                          A U.S. Government money market fund seeking maximum safety
    Government Money Fund                     and liquidity and the highest available  current income.
                                              The Fund invests in securities issued or guaranteed as to
                                              principal or interest by the U.S. Government, its
                                              agencies and instrumentalities and repurchase
                                              agreements relating to such securities.


INCOME FUNDS
------------
    Lehman Brothers High Income               Seeks high total returns consistent with capital
    Bond Fund                                 preservation. The Fund normally invests primarily in a
                                              diversified portfolio of intermediate-term, U.S.
                                              dollar denominated, high-yield corporate bonds,
                                              including those sometimes known as "junk" bonds.

    Lehman Brothers                           Seeks to maximize total return through a combination of
    Core Bond Fund                            income and capital appreciation.  The Fund normally invests in high quality fixed-income securities. Corporate bonds,
                                              commercial paper or bonds secured by assets such as
                                              home mortgages, generally, must at least be an A*/;
                                              bonds issued by the U.S. Government or its agencies
                                              are considered high quality.

    Lehman Brothers Short Duration            Seeks the highest current income consistent with low
    Bond Fund                                 risk to principal and liquidity and, secondarily, total
                                              return. The Fund invests in debt securities, primarily
                                              investment grade; maximum 10% below investment grade,
                                              but no lower than B.*/ Maximum average duration of
                                              three years.

    Lehman Brothers Strategic                 Seeks to maximize income without undue risk to
    Income Fund                               principal. The Fund invests in a diversified portfolio
                                              of fixed-income instruments of varying sectors, credit
                                              quality and maturities and dividend-paying equities.

MUNICIPAL FUNDS
---------------

    Lehman Brothers Municipal                 Seeks high current tax-exempt income with low risk to
    Securities Trust                          principal and liquidity and, secondarily, total
                                              return. The Fund invests in investment grade municipal
                                              securities with a maximum average duration of 10
                                              years.

MUNICIPAL FUNDS
---------------
Lehman Brothers National                      Seeks the highest available current income exempt from
Municipal Money Fund                          federal income tax that is consistent with safety and
                                              liquidity. The Fund normally invests at least 80% of
                                              its net assets in high-quality, short-term securities
                                              from municipal issuers around the country. The Fund
                                              seeks to maintain a stable $1.00 share price.

Lehman Brothers Municipal                     A money market fund seeking the highest current income
Money Fund                                    exempt from federal income tax, consistent with safety
                                              and liquidity. The Fund invests in high-quality,
                                              short-term municipal securities. It seeks to maintain
                                              a constant purchase and redemption price of $1.00.

Lehman Brothers New York                      A money market fund seeking the highest available current
Municipal Money Fund                          income exempt from federal income tax and New York State
                                              and New York City personal income taxes that is
                                              consistent with safety and liquidity. The Fund
                                              normally invests at least 80% of its net assets in
                                              high-quality, short-term municipal securities that
                                              provide income that is exempt from federal income tax
                                              and New York State and New York City personal income
                                              taxes. The Fund seeks to maintain a stable $1.00 share
                                              price.

Lehman Brothers Tax-Free                      Seeks the highest available current income exempt from
Money Fund                                    federal income tax and, to the extent possible, from
                                              the federal alternative minimum tax, that is
                                              consistent with safety and liquidity. The Fund
                                              normally invests at least 80% of its net assets in
                                              high-quality, short-term municipal securities. The
                                              Fund also normally invests at least 80% of its net
                                              assets in securities the interest on which is not a
                                              preference item for federal alternative minimum tax
                                              purposes. The Fund seeks to maintain a stable $1.00
                                              share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

         Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

         There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

         Each of the Funds, except Neuberger Berman GLOBAL REAL ESTATE Fund, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman GLOBAL REAL ESTATE, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL Estate Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

         o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

         o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

         The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

         The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value (All Classes)" above. The Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or

1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions it earns or realizes. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

         The Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that the Fund distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter.

         The Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Class of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Direct Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

         A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Class of the Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

         To qualify or continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and
(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If the Fund (as noted above under "Investment Information -- Cash Management and Temporary Defensive Positions") invests cash collateral received in connection with securities lending in an unregistered fund, the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund's assets for purposes of determining the Fund's compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.

         If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in each Prospectus) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         For the Fund if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service ("Service") that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the taxes deemed paid by him or her in computing his or her taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

         If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

         The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which the Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         The Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, the Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of its securities. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         The Fund may invest in ownership units (I.E., limited partnership interests) in MLPs, which generally are classified as partnerships for federal tax purposes. Most MLPs in which the Fund may invest are expected to be QPTPs, all the net income from which (regardless of source) would be qualifying income to the investing Fund under the Income Requirement. If the Fund invests in an MLP that is not a QPTP, the net income the Fund earns therefrom would be treated the same under the Income Requirement as income described in the preceding paragraph.

         Income that the Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) and is not a QPTP will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by that company.

         The Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits ("REMICs") or (2) engage in mortgage securitization transactions that cause the REITs to be a taxable mortgage pool

("TMPs") or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an "excess inclusion." The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service recently issued a notice ("Notice") announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

         The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP's excess inclusion income under a "reasonable method," (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not "disqualified organizations" (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

         A RIC with excess inclusion income is subject to rules identical to those in clauses (2), (3) (substituting "that are nominees" for "that are not disqualified organizations"), (4), and (5). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that for taxable years beginning after December 31, 2006, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Taxation of the Fund's Shareholders
-----------------------------------

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

         Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "short-term capital gain dividends" and "interest-related dividends," that, if properly designated by the Fund, will be exempt from that tax. "Short-term capital gain dividends" are dividends that are attributable to the excess of net short-term capital gain over net long-term capital loss, computed with certain adjustments. "Interest-related dividends," are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. The exemption from withholding tax will apply to short-term capital gain dividends and interest-related dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

         As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.


                                FUND TRANSACTIONS

         Neuberger Berman and Lehman Brothers act as principal brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means that Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger Berman or Lehman Brothers is capable of providing best execution. A portion of the Fund's transactions involves securities traded on the OTC market; the Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

         The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

         In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

         The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

         A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

         To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

         Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

         The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

         A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

Commission Recapture Program and Expense Offset Arrangement
-----------------------------------------------------------

         The Fund has entered into a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services.

Portfolio Turnover
------------------

         The Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting
------------

         The Board of Trustees has delegated to NB Management the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, NB Management is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board of Trustees permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

         NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Fund. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

         NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

         For socially responsive clients, NB Management has adopted socially responsive voting guidelines. For non-socially responsive clients, NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

         In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

         If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

         Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.


                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

          The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

          NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

          Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

          Neither  the Fund,  NB  Management  nor any  affiliate  of either  may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

          Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman ("NB Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The NB Code also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

          The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

         STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

         SECURITIES LENDING AGENT. The Fund has entered or may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

         OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

         RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.


                             REPORTS TO SHAREHOLDERS

         Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

         The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twenty-one separate operating series (including the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."

         DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund or Class entitled to vote at the meeting.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

         OTHER. Because Advisor Class shares for the Fund can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.


                          CUSTODIAN AND TRANSFER AGENT

         The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The Fund has selected [_____________] as the independent registered public accounting firm that will audit its financial statements.


                                  LEGAL COUNSEL

         The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund.

                             REGISTRATION STATEMENT

         This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

         Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      APPENDIX A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
--------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S CORPORATE BOND RATINGS:
------------------------------

         Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P COMMERCIAL PAPER RATINGS:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         -   Leading market positions in well-established industries.

         -   High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN EQUITY FUNDS
                 POST-EFFECTIVE AMENDMENT NO. 126 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

ITEM 23.   EXHIBITS.
--------   ---------

(a)   (1)    Restated Certificate of Trust. Incorporated by Reference to
             Post-Effective Amendment No. 82 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

      (2) Trust Instrument Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

      (3) Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Equity Funds. (Filed herewith).

(b) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(c)   (1)    Trust Instrument Amended and Restated of Neuberger Berman Equity
             Funds, Articles IV, V, and VI. Incorporated by Reference to
             Post-Effective Amendment No. 113 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

      (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811- 582 (Filed August 30, 1995).

      (3) Plan of Share Class Conversion with Respect to Neuberger Berman Real Estate Fund. Incorporated by Reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 30, 2005).

(d)   (1)    (i)   Management Agreement Between Neuberger Berman Equity Funds
                   and Neuberger Berman Management Inc. Incorporated by
                   Reference to Post-Effective Amendment No. 106 to Registrant's
                   Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                   December 19, 2003).

            (ii) Form of Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. (Filed herewith).

      (2)    (i)   Sub-Advisory Agreement Between Neuberger Berman Management
                   Inc. and Neuberger Berman, LLC with respect to Neuberger
                   Berman Equity Funds. Incorporated by Reference to
                   Post-Effective Amendment No. 106 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (ii) Form of Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. (Filed herewith).

(e)   (1)    Distribution Agreement Between Neuberger Berman Equity Funds and
             Neuberger Berman Management Inc. with Respect to Investor Class
             Shares. Incorporated by Reference to Post- Effective Amendment No.
             106 to Registrant's Registration Statement, File Nos. 2-11357 and
             811-582 (Filed December 19, 2003).

      (2) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Genesis Fund, International Fund and Manhattan Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (3)    (i)   Distribution and Services Agreement Between Neuberger Berman
                   Equity Funds and Neuberger Berman Management Inc. with
                   Respect to Trust Class Shares of Focus Fund, Guardian Fund,
                   Millennium Fund, Partners Fund, Real Estate Fund, Regency
                   Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's
                   Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                   December 19, 2003).

            (ii) Amended Distribution and Services Agreement Schedule with Respect to Trust Class Shares of All Cap Growth Fund, Equity Income Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Large Cap Fund, Millennium Fund, Partners Fund, Premier Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, Premier Energy Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. (Filed herewith).

      (4)    (i)   Distribution and Services Agreement Between Neuberger Berman
                   Equity Funds and Neuberger Berman Management Inc. with
                   Respect to Advisor Class Shares. Incorporated by Reference to
                   Post-Effective Amendment No. 106 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (ii) Amended Distribution and Services Agreement Schedule with Respect to Advisor Class Shares. (Filed herewith).

      (5) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of the Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (6)    (i)   Distribution Agreement Between Neuberger Berman Equity Funds
                   and Neuberger Berman Management Inc. with Respect to
                   International Institutional Fund. Incorporated by Reference to Post-Effective Amendment No. 110 to Registrant's
                   Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                   June 14, 2005).

            (ii) Amended Distribution Agreement Schedule with Respect to the Institutional Class Shares of All Cap Growth Fund, Fasciano Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. (Filed herewith).

(f)          Bonus or Profit Sharing Contracts.  None.

(g)   (1)    Custodian Contract Between Neuberger Berman Equity Funds and State
             Street Bank and Trust Company. Incorporated by Reference to
             Post-Effective Amendment No. 74 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

      (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post- Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)   (1)    Transfer Agency and Service Agreement.  Incorporated by Reference
             to Post-Effective Amendment No. 116 to Registrant's Registration
             Statement, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

      (2) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post- Effective Amendment No.

             106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (3)    (i)   Administration Agreement Between Neuberger Berman Equity
                   Funds and Neuberger Berman Management Inc. with Respect to
                   Advisor Class Shares. Incorporated by Reference to
                   Post-Effective Amendment No. 106 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (ii) Amended Administration Agreement Schedule with Respect to Advisor Class Shares. (Filed herewith).

      (4) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Genesis Fund, Guardian Fund, International Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (5)    (i)   Administration Agreement Between Neuberger Berman Equity
                   Funds and Neuberger Berman Management Inc. with Respect to
                   Trust Class Shares of All Cap Growth Fund and International
                   Large Cap Fund. Incorporated by Reference to Post-Effective
                   Amendment No. 123 to Registrant's Registration Statement,
                   File Nos. 2-11357 and 811-582 (Filed September 1, 2006).

            (ii) Amended Administration Agreement Schedule with Respect to Trust Class Shares of All Cap Growth Fund, Equity Income Fund, Global Real Estate Fund, International Large Cap, Premier Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, and Premier Energy Fund. (Filed herewith).

      (6) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Genesis Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

      (7)    (i)   Administration Agreement Between Neuberger Berman Equity
                   Funds and Neuberger Berman Management Inc. with Respect to
                   Institutional Class Shares. Incorporated by Reference to
                   Post-Effective Amendment No. 110 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed June 14,
                   2005).

            (ii) Amended Administration Agreement Schedule with Respect to the Institutional Class Shares of All Cap Growth Fund, Fasciano Fund, Focus Fund, Global Real Estate Fund, Guardian Fund, International Institutional Fund, International Large Cap Fund, Manhattan Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. (Filed herewith).

      (8) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Equity Income Fund, Premier Analysts Fund, Premier Convergence Fund, Premier Dividend Fund, and Premier Energy Fund. Incorporated by Reference to Post-Effective Amendment No. 124 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 6, 2006).

      (9) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 125 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 20, 2006).

     (10) Form of Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Global Real Estate Fund. (Filed herewith).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with Respect to Securities Matters of the Registrant. (To be filed by subsequent amendment).

(j)   (1)    Consent of Independent Registered Public Accounting Firm.  None.

(k)   Financial Statements Omitted from Prospectus.  None.

(l)   Letter of Investment Intent.  None.

(m)   (1)    (i)   Plan Pursuant to Rule 12b-1 with Respect to Trust Class of
                   Neuberger Berman Equity Funds. Incorporated by Reference to
                   Post-Effective Amendment No. 92 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
                   2000).

            (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. (Filed herewith).

      (2)    (i)   Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of
                   Neuberger Berman Equity Funds. Incorporated by Reference to
                   Post-Effective Amendment No. 92 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
                   2000).

            (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. (Filed herewith).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 112 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2005).

(o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 3 to Lehman Brothers Institutional Liquidity Cash Management Funds' Registration Statement, File Nos. 333-120167 and 811- 21648 (Filed May 30,
      2007).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------    --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

ITEM 25.   INDEMNIFICATION.
--------   ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

      Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreements, and Section 14 of the Distribution Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
--------   ---------------------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Ann H. Benjamin                        Portfolio Manager, High Income Bond
Vice President, NB Management          Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust; Portfolio
                                       Manager, Lehman Brothers High Income Bond
                                       Fund and Lehman Brothers Strategic Income
                                       Fund, each a series of Lehman Brothers
                                       Income Funds; Portfolio Manager,
                                       Neuberger Berman Income Opportunity Fund
                                       Inc.

Michael L. Bowyer                      Associate Portfolio Manager, Neuberger
Vice President, NB Management          Berman Genesis Fund, a series of
                                       Neuberger Berman Equity Funds.

Claudia A. Brandon                     Vice President, Neuberger Berman, LLC
Vice President/Mutual Fund Board       since 2002; Employee, Neuberger Berman,
Relations and Assistant Secretary,     LLC since 1999; Secretary, Neuberger
NB Management.                         Berman Advisers Management Trust;
                                       Secretary, Neuberger Berman Equity Funds;
                                       Secretary, Lehman Brothers Income Funds;
                                       Secretary, Neuberger Berman Real Estate
                                       Income Fund Inc.; Secretary, Neuberger
                                       Berman Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.;
                                       Secretary, Neuberger Berman Realty Income
                                       Fund Inc.; Secretary, Neuberger Berman
                                       Income Opportunity Fund Inc.; Secretary,
                                       Neuberger Berman Real Estate Securities
                                       Income Fund Inc.; Secretary, Neuberger
                                       Berman Dividend Advantage Fund Inc.;
                                       Secretary, Neuberger Berman Institutional
                                       Liquidity Cash Management Funds;
                                       Secretary, Lehman Brothers Institutional
                                       Liquidity Cash Management Funds;
                                       Secretary, Institutional Liquidity Trust;
                                       Secretary, Lehman Brothers Reserve
                                       Liquidity Funds; Secretary, Lehman
                                       Brothers Institutional Liquidity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Steven R. Brown                        Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman Real
                                       Estate Income Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Realty Income
                                       Fund Inc.; Portfolio Manager, Neuberger
                                       Berman Income Opportunity Fund Inc.;
                                       Portfolio Manager, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.;
                                       Portfolio Manager, Neuberger Berman
                                       Dividend Advantage Fund Inc.; Portfolio
                                       Manager, Neuberger Berman Global Real
                                       Estate Fund and Neuberger Berman Real
                                       Estate Fund, a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager, Real
                                       Estate Portfolio, a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Portfolio Manager, Lehman Brothers
                                       Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds.

David H. Burshtan                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Millennium Fund, a series of Neuberger
                                       Berman Equity Funds.

Lori B. Canell                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       California Intermediate Municipal Fund
                                       Inc.; Portfolio Manager, Neuberger Berman
                                       Intermediate Municipal Fund Inc.;
                                       Portfolio Manager, Neuberger Berman New
                                       York Intermediate Municipal Fund Inc.;
                                       Portfolio Manager, Lehman Brothers
                                       Municipal Securities Trust, a series of
                                       Lehman Brothers Income Funds.

Robert Conti                           Senior Vice President of Neuberger
Senior Vice President,                 Berman, LLC, since 2003; Vice President,
NB Management.                         Neuberger Berman, LLC, from 1999 to 2003;
                                       Vice President, Lehman Brothers Income
                                       Funds; Vice President, Neuberger Berman
                                       Equity Funds; Vice President, Neuberger
                                       Berman Advisers Management Trust; Vice
                                       President, Neuberger Berman Real Estate
                                       Income Fund Inc.; Vice President,
                                       Neuberger Berman Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman New York Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman California Intermediate Municipal
                                       Fund Inc.; Vice President, Neuberger
                                       Berman Realty Income Fund Inc.; Vice
                                       President, Neuberger Berman Income
                                       Opportunity Fund Inc.; Vice President,
                                       Neuberger Berman Real Estate Securities
                                       Income Fund Inc.; Vice President,
                                       Neuberger Berman Dividend Advantage Fund
                                       Inc.; Vice President, Neuberger Berman
                                       Institutional Liquidity Series; Vice
                                       President, Lehman Brothers Institutional
                                       Liquidity Cash Management Funds; Vice
                                       President, Institutional Liquidity Trust;
                                       Vice President, Lehman Brothers Reserve
                                       Liquidity Funds; Vice President, Lehman
                                       Brothers Institutional Liquidity Funds.

Robert B. Corman                       Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman Focus
                                       Fund, a series of Neuberger Berman Equity
                                       Funds.

Robert W. D'Alelio                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Genesis Fund, a series of Neuberger
                                       Berman Equity Funds.

John E. Dugenske                       Portfolio Manager, Balanced Portfolio and
Vice President, NB Management.         Short Duration Bond Portfolio, each a
                                       series of Neuberger Berman Advisers
                                       Management Trust; Portfolio Manager,
                                       Neuberger Berman Cash Reserves, Neuberger
                                       Berman Government Money Fund and Lehman
                                       Brothers Short Duration Bond Fund, each a series of Lehman Brothers Income Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Ingrid Dyott                           Vice President, Neuberger Berman, LLC;
Vice President, NB Management.         Associate Portfolio Manager, Guardian
                                       Portfolio, a series of Neuberger Berman
                                       Advisers Management Trust; Portfolio
                                       Manager, Socially Responsive Portfolio, a series of Neuberger Berman Advisers
                                       Management Trust; Associate Portfolio
                                       Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity
                                       Funds; Portfolio Manager, Neuberger
                                       Berman Socially Responsive Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano                    Managing Director, Neuberger Berman, LLC
Vice President, NB Management.         since March 2001; Portfolio Manager,
                                       Neuberger Berman Fasciano Fund, a series of Neuberger Berman Equity Funds;
                                       Portfolio Manager, Fasciano Portfolio, a series of Neuberger Berman Advisers
                                       Management Trust.

Janet A. Fiorenza                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

William J. Furrer                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

Brian J. Gaffney                       Managing Director, Neuberger Berman, LLC
Senior Vice President,                 since 1999; Vice President, Lehman
NB Management.                         Brothers Income Funds; Vice President,
                                       Neuberger Berman Equity Funds; Vice
                                       President, Neuberger Berman Advisers
                                       Management Trust; Vice President,
                                       Neuberger Berman Real Estate Income Fund
                                       Inc.; Vice President, Neuberger Berman
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.; Vice
                                       President, Neuberger Berman Realty Income
                                       Fund Inc.; Vice President, Neuberger
                                       Berman Income Opportunity Fund Inc.; Vice
                                       President, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Vice
                                       President, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Vice President,
                                       Neuberger Berman Institutional Liquidity
                                       Series; Vice President, Lehman Brothers
                                       Institutional Liquidity Cash Management
                                       Funds; Vice President, Institutional
                                       Liquidity Trust; Vice President, Lehman
                                       Brothers Reserve Liquidity Funds; Vice
                                       President, Lehman Brothers Institutional
                                       Liquidity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Maxine L. Gerson                       Senior Vice President, Neuberger Berman,
Secretary and General Counsel,         LLC since 2002; Deputy General Counsel
NB Management.                         and Assistant Secretary, Neuberger
                                       Berman, LLC since 2001; Chief Legal
                                       Officer, Lehman Brothers Income Funds;
                                       Chief Legal Officer, Neuberger Berman
                                       Equity Funds; Chief Legal Officer,
                                       Neuberger Berman Advisers Management
                                       Trust; Chief Legal Officer, Neuberger
                                       Berman Real Estate Income Fund Inc.;
                                       Chief Legal Officer, Neuberger Berman
                                       Intermediate Municipal Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman New York
                                       Intermediate Municipal Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman
                                       California Intermediate Municipal Fund
                                       Inc.; Chief Legal Officer, Neuberger
                                       Berman Realty Income Fund Inc.; Chief
                                       Legal Officer, Neuberger Berman Income
                                       Opportunity Fund Inc.; Chief Legal
                                       Officer, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Chief Legal
                                       Officer, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Chief Legal Officer,
                                       Neuberger Berman Institutional Liquidity
                                       Cash Management Funds; Chief Legal
                                       Officer, Lehman Brothers Institutional
                                       Liquidity Series; Chief Legal Officer,
                                       Institutional Liquidity Trust; Chief
                                       Legal Officer, Lehman Brothers Reserve
                                       Liquidity Funds; Chief Legal Officer,
                                       Lehman Brothers Institutional Liquidity
                                       Funds.

Edward S. Grieb                        Senior Vice President and Treasurer,
Treasurer and Chief Financial          Neuberger Berman, LLC; Treasurer,
Officer, NB Management.                Neuberger Berman Inc.

Michael J. Hanratty                    None.
Vice President, NB Management.

Milu E. Komer                          Associate Portfolio Manager,
Vice President, NB Management.         International Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust; Associate Portfolio Manager,
                                       Neuberger Berman International Fund,
                                       Neuberger Berman International
                                       Institutional Fund and Neuberger Berman
                                       International Large Cap Fund, each a
                                       series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                     Associate Portfolio Manager, Guardian
Vice President, NB Management.         Portfolio and Socially Responsive
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Associate Portfolio Manager, Neuberger
                                       Berman Guardian Fund and Neuberger Berman
                                       Socially Responsive Fund, each a series
                                       of Neuberger Berman Equity Funds.

Kelly M. Landron                       Portfolio Manager, Lehman Brothers
Vice President, NB Management Inc.     Municipal Money Fund, Lehman Brothers
                                       National Municipal Money Fund, Lehman
                                       Brothers New York Municipal Money Fund
                                       and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income
                                       Funds.

Jeffrey B. Lane                        President and Chief Operating Officer,
Director, NB Management.               Neuberger Berman, LLC; Director and
                                       President, Neuberger Berman Inc.

Richard S. Levine                      Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds; Portfolio Manager,
                                       Neuberger Berman Dividend Advantage Fund
                                       Inc.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

John A. Lovito                         Portfolio Manager, Lehman Brothers
Vice President, NB Management.         Strategic Income Fund, a series of Lehman
                                       Brothers Income Funds.

Arthur Moretti                         Managing Director, Neuberger Berman, LLC
Vice President, NB Management.         since June 2001; Portfolio Manager,
                                       Neuberger Berman Guardian Fund and
                                       Neuberger Berman Socially Responsive
                                       Fund, each a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager, Guardian
                                       Portfolio and Socially Responsive
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust.

S. Basu Mullick                        Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Partners Fund and Neuberger Berman
                                       Regency Fund, each a series of Neuberger
                                       Berman Equity Funds; Portfolio Manager,
                                       Partners Portfolio and Regency Portfolio, each a series of Neuberger Berman
                                       Advisers Management Trust.

Thomas P. O'Reilly                     Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Income Opportunity Fund Inc.; Portfolio
                                       Manager, Lehman Brothers Strategic Income
                                       Fund and Lehman Brothers High Income Bond
                                       Fund, each a series of Lehman Brothers
                                       Income Funds; Portfolio Manager, High
                                       Income Bond Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust.

Loraine Olavarria                      None.
Assistant Secretary, NB Management.

Elizabeth Reagan                       None.
Vice President, NB Management.

Brett S. Reiner                        Associate Portfolio Manager, Neuberger
Vice President, NB Management.         Berman Genesis Fund, a series of
                                       Neuberger Berman Equity Funds.

Jack L. Rivkin                         Executive Vice President, Neuberger
Chairman and Director, NB              Berman, LLC; Executive Vice President,
Management.                            Neuberger Berman Inc.; President and
                                       Director, Neuberger Berman Real Estate
                                       Income Fund Inc; President and Director,
                                       Neuberger Berman Intermediate Municipal
                                       Fund Inc.; President and Director,
                                       Neuberger Berman New York Intermediate
                                       Municipal Fund Inc.; President and
                                       Director, Neuberger Berman California
                                       Intermediate Municipal Fund Inc.;
                                       President and Trustee, Neuberger Berman
                                       Advisers Management Trust; President and
                                       Trustee, Neuberger Berman Equity Funds;
                                       President and Trustee, Lehman Brothers
                                       Income Funds; President and Director,
                                       Neuberger Berman Realty Income Fund Inc.;
                                       President and Director, Neuberger Berman
                                       Income Opportunity Fund Inc.; President
                                       and Director, Neuberger Berman Real
                                       Estate Securities Income Fund Inc.;
                                       President, Director and Portfolio
                                       Manager, Neuberger Berman Dividend
                                       Advantage Fund Inc.; President and
                                       Trustee, Neuberger Berman Institutional
                                       Liquidity Series; President and Trustee,
                                       Lehman Brothers Institutional Liquidity
                                       Cash Management Funds; President and
                                       Trustee, Institutional Liquidity Trust;
                                       President and Trustee, Lehman Brothers
                                       Reserve Liquidity Funds; President and
                                       Trustee, Lehman Brothers Institutional
                                       Liquidity Funds; Portfolio Manager,
                                       Lehman Brothers Strategic Income Fund, a series of Lehman Brothers Income Funds;
                                       Director, Dale Carnegie and Associates,
                                       Inc. since 1998; Director, Solbright,
                                       Inc. since 1998.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Benjamin E. Segal                      Managing Director, Neuberger Berman,
Vice President, NB Management.         LLC since November 2000, prior thereto,
                                       Vice President, Neuberger Berman, LLC;
                                       Portfolio Manager, Neuberger Berman
                                       International Fund, Neuberger Berman
                                       International Institutional Fund and
                                       Neuberger Berman International Large Cap
                                       Fund, each a series of Neuberger Berman
                                       Equity Funds; Portfolio Manager,
                                       International Portfolio, a series of
                                       Neuberger Berman Advisers Management
                                       Trust.

Michelle B. Stein                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Dividend Advantage Fund Inc.

Peter E. Sundman                       Executive Vice President, Neuberger
President and Director,                Berman Inc. since 1999; Head of Neuberger
NB Management.                         Berman Inc.'s Mutual Funds Business
                                       (since 1999) and Institutional Business
                                       (1999 to October 2005); responsible for
                                       Managed Accounts Business and
                                       intermediary distribution since October
                                       1999; Managing Director, Neuberger Berman since 2005; formerly, Executive Vice
                                       President, Neuberger Berman, 1999 to
                                       December 2005; Director and Vice
                                       President, Neuberger & Berman Agency,
                                       Inc. since 2000; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Lehman Brothers Income Funds; Chairman of the Board, Chief Executive Officer and
                                       Trustee, Neuberger Berman Advisers
                                       Management Trust; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Neuberger Berman Equity Funds; Chairman
                                       of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Real Estate
                                       Income Fund Inc.; Chairman of the Board,
                                       Chief Executive Officer and Director,
                                       Neuberger Berman Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman New York Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman California Intermediate Municipal
                                       Fund Inc.; Chairman of the Board, Chief
                                       Executive Officer and Director, Neuberger
                                       Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Income
                                       Opportunity Fund Inc.; Chairman of the
                                       Board, Chief Executive Officer and
                                       Director, Neuberger Berman Real Estate
                                       Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                       Director, Neuberger Berman Dividend
                                       Advantage Fund Inc.; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Neuberger Berman Institutional
                                       Liquidity Series; Chairman of the Board,
                                       Chief Executive Officer and Trustee,
                                       Lehman Brothers Institutional Liquidity
                                       Cash Management Funds; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Institutional Liquidity Trust;
                                       Chairman of the Board, Chief Executive
                                       Officer and Trustee, Lehman Brothers
                                       Reserve Liquidity Funds; Chairman of the
                                       Board, Chief Executive Officer and
                                       Trustee, Lehman Brothers Institutional
                                       Liquidity Funds; Trustee, College of
                                       Wooster.

Kenneth J. Turek                       Portfolio Manager, Balanced Portfolio,
Vice President, NB Management.         Growth Portfolio and Mid-Cap Growth
                                       Portfolio, each a series of Neuberger
                                       Berman Advisers Management Trust;
                                       Portfolio Manager, Neuberger Berman
                                       Century Fund and Neuberger Berman
                                       Manhattan Fund, each a series of
                                       Neuberger Berman Equity Funds.

NAME                                   BUSINESS AND OTHER CONNECTIONS
----                                   ------------------------------

Judith M. Vale                         Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.         Portfolio Manager, Neuberger Berman
                                       Genesis Fund, a series of Neuberger
                                       Berman Equity Funds.

John T. Zielinsky                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.         Century Fund, a series of Neuberger
                                       Berman Equity Funds.

      The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


ITEM 27.   PRINCIPAL UNDERWRITERS.
--------   -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Lehman Brothers Income Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                              POSITIONS AND OFFICES                        POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                             WITH REGISTRANT
----                          ----------------                             ---------------
Ann H. Benjamin               Vice President                               None
Michael L. Bowyer             Vice President                               None
Claudia A. Brandon            Vice President/Mutual Fund Board             Secretary
                              Relations & Assistant Secretary
Thomas J. Brophy              Vice President                               None
Steven R. Brown               Vice President                               None
David H. Burshtan             Vice President                               None
Lori B. Canell                Vice President                               None
Robert Conti                  Senior Vice President                        Vice President
Robert B. Corman              Vice President                               None
Robert W. D'Alelio            Vice President                               None
John E. Dugenske              Vice President                               None
Ingrid Dyott                  Vice President                               None
Michael F. Fasciano           Vice President                               None
Janet A. Fiorenza             Vice President                               None
William J. Furrer             Vice President                               None
Brian J. Gaffney              Senior Vice President                        Vice President
Maxine L. Gerson              Secretary                                    Chief Legal Officer (only for
                                                                           purposes of sections 307 and 406
                                                                           of the Sarbanes - Oxley Act of
                                                                           2002)

                              POSITIONS AND OFFICES                        POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                             WITH REGISTRANT
----                          ----------------                             ---------------
Edward S. Grieb               Treasurer and Chief Financial Officer        None
Michael J. Hanratty           Vice President                               None
Milu E. Komer                 Vice President                               None
Sajjad S. Ladiwala            Vice President                               None
Richard S. Levine             Vice President                               None
John A. Lovito                Vice President                               None
Kelly M. Landron              Vice President                               None
Jeffrey B. Lane               Director                                     None
Arthur Moretti                Vice President                               None
S. Basu Mullick               Vice President                               None
Thomas P. O'Reilly            Vice President                               None
Loraine Olavarria             Assistant Secretary                          None
Elizabeth Reagan              Vice President                               None
Brett S. Reiner               Vice President                               None
Jack L. Rivkin                Chairman and Director                        President and Trustee
Benjamin E. Segal             Vice President                               None
Michelle B. Stein             Vice President                               None
Kenneth J. Turek              Vice President                               None
Peter E. Sundman              President and Director                       Chairman of the Board, Chief
                                                                           Executive Officer and Trustee
Judith M. Vale                Vice President                               None
Chamaine Williams             Chief Compliance Officer                     Chief Compliance Officer
John T. Zielinsky             Vice President                               None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.
--------   ---------------------------------

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

ITEM 29.   MANAGEMENT SERVICES.
--------   --------------------

      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 30.   UNDERTAKINGS.
--------   -------------

      None.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment 126 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 15th day of June 2007.

                                     NEUBERGER BERMAN EQUITY FUNDS

                                     By:     /s/ Jack L. Rivkin
                                           ----------------------------------
                                     Name:   Jack L. Rivkin*
                                     Title:  President and Trustee


      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 126 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

 SIGNATURE                                TITLE                      DATE
 ---------                                -----                      ----

                              Chairman of the Board, Chief
 /s/ Peter E. Sundman         Executive Officer and Trustee      June 15, 2007
-------------------------
 Peter E. Sundman*

 /s/ Jack L. Rivkin               President and Trustee          June 15, 2007
-------------------------
 Jack L. Rivkin*


 /s/ John M. McGovern            Treasurer and Principal         June 15, 2007
-------------------------             Financial and
 John M. McGovern                   Accounting Officer

 /s/ John Cannon                         Trustee                 June 15, 2007
-------------------------
 John Cannon*

 /s/ Faith Colish                        Trustee                 June 15, 2007
-------------------------
 Faith Colish*

                                         Trustee
-------------------------
 Martha C. Goss

 /s/ C. Anne Harvey                      Trustee                 June 15, 2007
-------------------------
 C. Anne Harvey*

 /s/ Robert A. Kavesh                    Trustee                 June 15, 2007
-------------------------
 Robert A. Kavesh*

 /s/ Michael M. Knetter                  Trustee                 June 15, 2007
-------------------------
 Michael M. Knetter*

 /s/ Howard A. Mileaf                    Trustee                 June 15, 2007
-------------------------
 Howard A. Mileaf*

 /s/ George W. Morriss                   Trustee                 June 15, 2007
-------------------------
 George W. Morriss*

 /s/ Edward I. O'Brien                   Trustee                 June 15, 2007
-------------------------
 Edward I. O'Brien*

 SIGNATURE                                TITLE                      DATE
 ---------                                -----                      ----

 /s/ William E. Rulon                    Trustee                 June 15, 2007
-------------------------
 William E. Rulon*

 /s/ Cornelius T. Ryan                   Trustee                 June 15, 2007
-------------------------
 Cornelius T. Ryan*

 /s/ Tom Decker Seip                     Trustee                 June 15, 2007
-------------------------
 Tom Decker Seip*

 /s/ Candace L. Straight                 Trustee                 June 15, 2007
-------------------------
 Candace L. Straight*

 /s/ Peter P. Trapp                      Trustee                 June 15, 2007
-------------------------
 Peter P. Trapp*

*Signatures affixed by Fatima Sulaiman on June 15, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to Lehman Brothers Institutional Liquidity Cash Management Funds' Registration Statement, File Nos. 333-120167 and 811-21648 on May 30, 2007.